As filed with the Securities and Exchange Commission on October 14, 2011

Securities Act File No. 33-20827

Investment Company Act File No. 811-5518

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 142	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 144	☒

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 791-1851

Copies to:

SALVATORE FAIA BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway Wilmington, DE 19809 (Name and Address of Agent for Service)	MICHAEL P. MALLOY, ESQUIRE Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☒ on December 31, 2011 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered               Shares of Common Stock

Subject to Completion Preliminary Prospectus

Institutional Class

Robeco Investment Funds

of The RBB Fund, Inc.

Prospectus [                  ], 2011

Robeco Boston Partners Global Equity Fund — [ticker symbol]

Robeco Boston Partners International Equity Fund — [ticker symbol]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

A look at the investment objectives, strategies, risks, expenses and financial history of each of the Robeco Investment Funds offered in this Prospectus.

Details about the service providers for the Robeco Investment Funds offered in this Prospectus.

Policies and instructions for opening, maintaining and closing an account in either of the Robeco Investment Funds offered in this Prospectus.

SUMMARY SECTIONS	3

Robeco Boston Partners Global Equity Fund	3

Robeco Boston Partners International Equity Fund	8

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS	13

MANAGEMENT OF THE FUNDS	16

Investment Adviser	16

Portfolio Managers	16

Other Service Providers	18

SHAREHOLDER INFORMATION	19

Pricing of Fund Shares	19

Market Timing	19

Purchase of Fund Shares	20

Redemption of Fund Shares	23

Exchange Privilege	25

Dividends and Distributions	26

More Information About Taxes	26

Multi-Class Structure	28

Appendix A — Prior Performance of Similarly Advised Account for the Robeco Boston Partners Global Equity Fund	29

Appendix B — Prior Performance of Similarly Advised Accounts for the Robeco Boston Partners International Equity Fund	31

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION	Back Cover

2

SUMMARY SECTION - ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution and servicing (12b-1) fees	None
Other expenses(1)	1.15%
Total annual Fund operating expenses	2.05%
Fee waivers and expense reimbursements(2)	0.75%
Net expenses	1.30%

(1)         Other expenses are based on estimated amounts for the current fiscal year.

(2)         The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class shares exceeds 1.30% of the average daily net assets attributable to the Fund’s Institutional Class shares through December 31, 2012. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.30%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs of investing $10,000 in the Fund would be:

	1 Year	3 Years

Institutional Class	$132	$570

3

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies across the capitalization spectrum.  The Fund may invest in all types of equity securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”) and real estate investment trusts (“REITs”)), and equity participations.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (generally at least 40% — unless market conditions are not deemed favorable by Robeco, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund generally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by Robeco to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. Robeco applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis.  In selecting investments for the Fund, Robeco considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Fund may (but is not required to) invest in derivatives, including options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging purposes. The Fund may also enter into currency transactions for non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•             Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•             Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•             Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing

4

and other financial practices.

•             Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•             Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•             Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•             Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•             Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•             REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•                  Small/Mid Cap Companies Risk.  Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•             Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

5

•             Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•             Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•             Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•             IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•             Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Performance Information

No performance information is available for the Fund because it had not commenced operations as of the date of this Prospectus.  The Fund intends to evaluate its performance as compared to that of the [MSCI® World Index].

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Joseph F. Feeney, Jr., Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-portfolio Manager of the Fund since inception

6

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Institutional Class shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Institutional Class shares are purchased directly from The RBB Fund, Inc. The Fund may accept initial investments of smaller amounts in its sole discretion.

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open and through the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners Global Equity Fund	[ ]
c/o BNY Mellon Investment Servicing (US) Inc.	ABA# [ ]
P.O. Box 9816	Account # [ ]
Providence, RI 02940-8042	F/B/O Robeco Boston Partners Global Equity Fund
Ref. (Shareholder Name; Account Number)

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

SUMMARY SECTION - ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution and servicing (12b-1) fees	None
Other expenses(1)	1.16%
Total annual Fund operating expenses	2.06%
Fee waivers and expense reimbursements(2)	0.76%
Net expenses	1.30%

(1)         Other expenses are based on estimated amounts for the current fiscal year.

(2)         The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class shares exceeds 1.30% of the average daily net assets attributable to the Fund’s Institutional Class shares through December 31, 2012. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.30%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs of investing $10,000 in the Fund would be:

	1 Year	3 Years

Institutional Class	$132	$572

8

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by non-U.S. companies across the capitalization spectrum.  The Fund may invest in all types of equity securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”) and real estate investment trusts (“REITs”)), and equity participations.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund generally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets.

The Fund generally invests in the equity securities of issuers believed by Robeco to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. Robeco applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis.  In selecting investments for the Fund, Robeco considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Fund may (but is not required to) invest in derivatives, including options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging purposes. The Fund may also enter into currency transactions for non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•             Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•             Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•             Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

9

•             Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•             Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•             Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•             Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•             Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•             REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•                  Small/Mid Cap Companies Risk.  Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•             Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•             Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought

10

and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•             Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•             Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•             IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•             Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Performance Information

No performance information is available for the Fund because it had not commenced operations as of the date of this Prospectus.  The Fund intends to evaluate its performance as compared to that of the MSCI® EAFE Index.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Joseph F. Feeney, Jr., Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-portfolio Manager of the Fund since inception

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and

11

other industry professionals (collectively, “Service Organizations”). Certain features of the Institutional Class shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Institutional Class shares are purchased directly from The RBB Fund, Inc. The Fund may accept initial investments of smaller amounts in its sole discretion.

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open and through the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners International Equity Fund	[ ]
c/o BNY Mellon Investment Servicing (US) Inc.	ABA# [ ]
P.O. Box 9816	Account # [ ]
Providence, RI 02940-8042	F/B/O Robeco Boston Partners International Equity Fund Ref. (Shareholder Name; Account Number)

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

This section provides some additional information about the Funds’ investments and certain portfolio management techniques that the Funds may use. More information about the Funds’ investments and portfolio management techniques, some of which entail risks, is included in the Statement of Additional Information (“SAI”).

Investment Objectives

The Funds’ investment objectives may be changed by the Board of Directors of The RBB Fund, Inc. (the “Company”) without shareholder approval. Shareholders will, however, receive 60 days’ prior notice of any changes. Any such changes may result in the Funds having investment objectives different from the objectives that the shareholder considered appropriate at the time of investment in the Funds.

Additional Information About the Funds’ Principal Investments and Risks

Derivative Contracts. The Funds may, but need not, use derivative contracts for any of the following purposes:

•                  To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased; or

•                  As a substitute for buying or selling currencies or securities.

•                  To seek to enhance the Fund’s return in non-hedging situations.

Derivative contracts in which the Funds may invest include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. The Funds may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Funds less liquid and harder to value, especially in declining markets.

Equity and Equity-Related Securities. The Funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations. The number of issuers in the Funds’ portfolios will vary over time.

Holding Company Depository Receipts. The Funds may invest in Holding Company Depository Receipts (“HOLDRS”). HOLDRS represent trust-issued receipts that represent individual and undivided beneficial ownership interests in the common stock or American Depositary Receipts (“ADRs”) of specific companies in a particular industry, sector or group. Each Fund does not presently intend to invest more than 5% of its respective net assets in HOLDRS.

Foreign Securities. The Funds may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). In addition, the Funds may also invest in securities denominated in foreign currencies and in multinational currencies such as the Euro. The Funds will value their securities and other assets in U.S. dollars. Investments in securities of foreign entities and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated or quoted in currencies

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other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

The Funds will normally invest a significant portion of their assets in the equity securities and equity-related instruments issued by non-U.S. companies. The Funds may invest in securities denominated in the currencies of a variety of developed, emerging and frontier market countries. Unless hedged, currency fluctuations may have a material impact on the performance of a portfolio of non-U.S. dollar-denominated securities and such a portfolio may experience a decline or increase in value, in U.S. dollar terms, due to fluctuations in currency exchange rates. Robeco may, from time to time, but is not required to, hedge foreign currency exposure in the Funds’ portfolios. Further, the Funds may also from time to time enter into speculative currency positions independent of other positions in the Funds’ portfolios.

The Funds may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Portfolio Concentration. Under normal market conditions, the Funds’ portfolios will generally be diversified by country and geographic region.

Exchange-Traded Funds (ETFs). The Funds may invest in ETFs to the extent permitted by the 1940 Act and applicable SEC orders. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. The Funds may invest up to 10% of its total assets in the securities of other investment companies not affiliated with Robeco, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. The Funds may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.

Securities Lending. Each Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio security loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. Each of the Funds may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

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Disclosure of Portfolio Holdings

The complete portfolio holdings of the Funds are publicly available on Robeco’s website at www.robecoinvest.com as of the end of each calendar month, 15 days following the month end.  Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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MANAGEMENT OF THE FUNDS

Robeco Investment Management, Inc.

Robeco, located at 909 Third Avenue, 32nd Floor, New York, New York 10022, provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts. Subject to the general supervision of the Company’s Board of Directors (the “Board of Directors”), Robeco manages the Funds’ portfolios and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Funds’ investment objectives and policies.

Robeco is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. Robeco provides investment management and investment advisory services to other institutional and proprietary accounts.

For its services to the Funds, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreements computed at an annual rate of 0.90% of the Robeco Boston Partners Global Equity Fund’s average daily net assets and 0.90% of the Robeco Boston Partners International Equity Fund’s average daily net assets. Until December 31, 2012, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Robeco Boston Partners Global Equity Fund and the Robeco Boston Partners International Equity Fund of 1.30% (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, taxes or interest). There can be no assurance that Robeco will continue such waivers after December 31, 2012.

A discussion regarding the basis for the Company’s Board of Directors approval of each Fund’s investment advisory agreement with Robeco will be available in the Funds’ semi-annual report to shareholders dated February 28, 2012.

Portfolio Managers

The investment results for different strategies of Robeco are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of Robeco. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by Robeco’s general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund

Joseph F. Feeney, Jr. is Co-portfolio Manager for each Fund.  He became Co-Chief Executive Officer of Robeco in 2008 and has been Chief Investment Officer-Equities since 2007.  He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups.  Prior to assuming these roles, he was Director of Research and a Portfolio Manager, also serving as a member of the Management Committee.  Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios.  Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago.  He holds the Chartered Financial Analyst designation and is past President of the Fixed Income Management Society of Boston.  He has twenty-six years of investment experience.

Christopher K. Hart is Co-portfolio Manager for each Fund.  Mr. Hart is an equity portfolio manager for Robeco Boston Partners Global and International Equity products. Prior to this, he was an assistant portfolio manager for the Robeco Boston Partners Small Cap Value products for three years.  Before that, he was a research analyst and specialized in conglomerates, engineering and construction, building, machinery, aerospace & defense, and REITs sectors of the equity market. He joined the firm from Fidelity

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Investments where he was a research analyst. Mr. Hart holds a B.S. degree in finance, with a concentration in corporate finance from Clemson University. He holds the Chartered Financial Analyst designation. He has twenty years of investment experience.

Marketing Arrangements

Robeco or its affiliates may pay additional compensation out of profits derived from Robeco’s management fees and not as an additional charge to the Funds managed by Robeco, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and/or service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in this Prospectus or the SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting Robeco access to the financial institution’s sales force, conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by Robeco and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of Robeco from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

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Other Service Providers

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Institutional Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to the Institutional Class
NAV =	-	Value of Liabilities Attributable to the Institutional Class
Number of Outstanding Shares of the Institutional Class

Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. Each Fund will effect purchases and redemptions of Fund shares at the NAV next calculated after receipt of your order or request in good order.

A Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable by the Funds’ administrator, in consultation with Robeco, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors and under the Board of Directors’ ultimate supervision. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and Robeco reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder’s privilege to purchase Fund shares (including exchanges), or (iv) limit the amount of any exchange. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. The Company and Robeco will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or Robeco), the Company (or Robeco) will exercise their right if, in the Company’s (or Robeco’s)

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judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or Robeco, has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of Robeco or any affiliated person or associated person of Robeco.

To deter excessive shareholder trading, the Funds generally charge a redemption fee of 1% on shares redeemed within sixty days of purchase. In addition, the Funds generally limit the number of exchanges to six (6) exchanges per year and one exchange per calendar month. For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, Robeco has developed criteria that it uses to identify trading activity that may be excessive. If, in its judgment, Robeco detects excessive, short-term trading, Robeco may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

There is no assurance that a Fund will be able to identify market timers, particularly if they are investing through intermediaries.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by BNY Mellon Distributors Inc. (the “Distributor”). Institutional Class Shares of the Funds are available for purchase by investors who meet the investment minimums described below under “General.” An exchange between the Institutional Class shares and the Investor Class shares of any Fund is generally not permitted.

Under Internal Revenue Code section 1036, an exchange of shares of one class for shares of another class constitutes a nontaxable exchange for federal income tax purposes, and your basis and holding period for your existing shares will carry over to your new shares. The Funds intend to report the exchange as an entirely nontaxable transaction. It is possible, however, for you to recognize dividend income as a result of the exchange due to differences in the expense ratios between the two classes, but the amount of any such income would not exceed the value of any additional shares that you receive in the transaction.

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by a Fund in good order, BNY Mellon

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Investment Servicing (US) Inc. (the “Transfer Agent”) will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the appropriate Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. Each Fund cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of the Fund’s NAV in order to obtain that day’s price.

For administration, subaccounting, transfer agency and/or other services, Robeco, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) relating to the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in good order as described below. The Funds’ NAVs are calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in any Fund is $100,000 and the minimum additional investment is $5,000. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of Robeco and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of Robeco and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

[name of Fund]	[name of Fund]
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of each Fund may be purchased by wiring federal funds to [                ] (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) To request account information and routing instructions, call the Transfer Agent at (888) 261-4073. Funds should be wired to:

[                      ]

ABA# [                      ]

Account # [                      ]

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F/B/O [name of fund]

Ref. (Account Number)

Shareholder or Account Name

Federal funds wire purchases will be accepted only on days when the NYSE and [                  ] are open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $5,000) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to [name of Fund]) or by wiring monies to [                  ] as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($5,000 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs where The Bank of New York Mellon acts as custodian. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Other Purchase In formation. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board of Directors’ discretion, Robeco will monitor each Fund’s total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, Robeco may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.                    Persons who already hold Shares of the closed Fund directly or through accounts maintained by financial intermediaries by arrangement with the Company;

b.                   Existing and future clients of registered investment advisers and planners whose clients already hold Shares of the closed Fund on transaction fee and non-transaction fee platforms;

c.                    Employees of Robeco and their spouses, parents and children;

d.                   Directors of the Company; and

e.                    Defined contribution retirement plans of private employers and governed by ERISA or of state and local governments.

Other persons who are shareholders of other Robeco Investment Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. Robeco, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

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Good Order. You must include complete and accurate required information on your purchase request. Please see “Purchase of Fund Shares” for instructions. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment professional will send your request to redeem Shares to the Fund’s Transfer Agent. Consult your investment professional for more information. You can redeem some or all of your Fund Shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in good order. The Funds’ NAVs are calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where The Bank of New York Mellon acts as custodian). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of a Fund redeems Shares held for less than 60 days, a transaction fee of 1% of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed. (See “Transaction Fees on Certain Redemptions” below).

Redemption By Mail. Your redemption requests should be addressed to [name of Fund], c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to [name of Fund], c/o BNY Mellon Investment Servicing (US) Inc., 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a.               Name of the Fund;

b.              Account number;

c.               Your share certificates, if any, properly endorsed or with proper powers of attorney;

d.              A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.               Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $50,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.                 Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships,

23

corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemption.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if Company and the Transfer Agent do not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Transaction Fees on Certain Redemptions

The Funds require the payment of a transaction fee equal to a percentage of the NAV of the Shares redeemed that are held for less than the indicated period of time in the chart below.

Fund	Fee	Shares held less than:
Robeco Boston Partners Global Equity Fund	1.00%	60 Days
Robeco Boston Partners International Equity Fund	1.00%	60 Days

This additional transaction fee is paid to each Fund, NOT to Robeco, the Distributor or the Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in each Fund; and (iv) the effect of the “bid-ask” spread in the over-the-counter market. The transaction fee represents each Fund’s estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Funds. The Funds reserve the right, at their discretion, to waive, modify or terminate the additional transaction fee. Each Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies.  Omnibus accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where the purchases and redemptions of Shares by the investors are netted against one another.  Although the Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements, the identities of individual investors whose purchase and redemption orders are aggregated

24

are not generally known by the Funds.  If a financial intermediary fails to enforce the Funds’ market timing policies or redemption fee, the Funds may take certain actions, including terminating the relationship.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Funds will not be charged when Shares are involuntarily redeemed.

The Funds may assert the right to redeem your shares at current NAV at any time and without prior notice if and to the extent that such redemption is necessary to reimburse a Fund for any loss sustained by reason of your failure to make full payment for shares of a Fund you previously purchased or subscribed for.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. If a shareholder receives redemption proceeds in-kind, the shareholder will bear the market risk of the securities received in the redemption until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

Good Order. You must include complete and accurate required information on your redemption request. Please see “Redemption of Fund Shares” for instructions. Redemption requests not in good order may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Class Shares of any Robeco Investment Fund for Institutional Class Shares of another Robeco Investment Fund, up to six (6) exchanges per year and one exchange per calendar month. Such an exchange will be effected at the NAV of the exchanged Institutional Class Shares and the NAV of the Institutional Class Shares to be acquired next determined after BNY Mellon’s receipt of a request for an exchange. An exchange of Fund Shares held for less than sixty days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00%. An exchange of Shares will generally be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Institutional Class Shares of the Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary

25

redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity as discussed above. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Funds will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes of Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

26

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the U.S. Treasury a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains of each Fund will generally be exempt from U.S. tax. In addition, for taxable years of the Funds beginning before January 1, 2012, distributions attributable to interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax. All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Funds with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in the Funds is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Funds.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Future Tax Treatment. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at

27

the long-term capital gain rate will change after 2012.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund also offers Investor Class Shares, which are offered directly to individual investors in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares of a Fund can be expected to differ from the total return on Investor Class Shares of the same Fund. Information concerning other classes of the Funds can be requested by calling the Funds at (888) 261-4073.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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Appendix A

Prior Performance of Similarly Advised Accounts

Robeco has experience in managing other accounts with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners Global Equity Fund. The table on the following pages is provided to illustrate the past performance of Robeco in managing the other accounts and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the other accounts net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2012) of the Fund’s average daily net assets. Some of the accounts have fees and expenses that are higher than those of the Fund and other accounts have fees and expenses that are lower than those of the Fund. The Fund’s results in the future also may be different because the other accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the other accounts. In addition, the securities held by the Fund will not be identical to the securities held by the other accounts.

The performance of the other accounts is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since July 31, 2008)(1),(2),(3),(4),(5)

COMPOSITE - PRO FORMA NET OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	1.90%	3.43%	0.83%	4.56%	(1.85)%	(1.16)%	(1.11)%	(7.73)%
2010	(3.84)%	0.42%	5.94%	0.28%	(9.73)%	(4.56)%	7.66%	(3.68)%	10.10%	4.62%	(2.53)%	8.79%	11.93%
2009	(8.60)%	(9.51)%	5.29%	11.72%	8.52%	0.05%	7.43%	5.36%	4.36%	(1.10)%	2.87%	2.10%	29.60%
2008							(2.38)%	(0.53)%	(9.62)%	(19.04)%	(6.19)%	3.04%

COMPOSITE —GROSS OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	2.01%	3.54%	0.94%	4.67%	(1.74)%	(1.05)%	(1.00)%	(7.62)%
2010	(3.73)%	0.52%	6.05%	0.39%	(9.62)%	(4.46)%	7.77%	(3.58)%	10.21%	4.73%	(2.42)%	8.90%	13.38%
2009	(8.49)%	(9.40)%	5.40%	11.83%	8.63%	0.16%	7.54%	5.47%	4.46%	(1.00)%	2.99%	2.21%	31.26%
2008							(2.28)%	(0.42)%	(9.51)%	(18.93)%	(6.09)%	3.15%

29

MSCI® WORLD INDEX

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	2.28%	3.55%	(0.94)%	4.31%	(1.97)%	(1.54)%	(1.79)%	(7.00)%
2010	(4.11)%	1.45%	6.25%	0.07%	(9.48)%	(3.39)%	8.13%	(3.69)%	9.36%	3.75%	(2.11)%	7.39%	12.34%
2009	(8.73)%	(10.17)%	7.60%	11.32%	9.19%	(0.41)%	8.50%	4.17%	4.02%	(1.76)%	4.14%	1.83%	30.79%
2008							(2.42)%	(1.36)%	(11.85)%	(18.93)%	(6.40)%	3.26%

SUMMARY STATISTICS (periods ended August 31, 2011)(1),(2),(3),(4),(5)

RETURN

	YTD	1 Year	2 Years	3 Years	Since July 1, 2008
Pro Forma Net of Fees	(1.64)%	20.14%	9.24%	0.30%	(0.64)%
Gross of Fees	(0.79)%	21.69%	10.66%	1.62%	0.66%
MSCI® World Index	(3.53)%	15.06%	8.37%	(0.71)%	(1.86)%

(1)          Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)          Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

(3)          Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2012) of the Fund’s average daily net assets.

(4)          The MSCI® World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

(5)          Although the other accounts commenced operations on January 1, 2007 or April 17, 1998, the other accounts only began investing in accordance with their current investment strategies on July 1, 2008.  The performance shown represents performance since the other accounts began investing in accordance with their current investment strategies.

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Appendix B

Prior Performance of Similarly Advised Account

Robeco has experience in managing a private account with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners International Equity Fund. The table on the following pages is provided to illustrate the past performance of Robeco in managing the private account and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the private account net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2012) of the Fund’s average daily net assets. The private fund’s fees and expenses are lower than those of the Fund. The Fund’s results in the future also may be different because the private fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the private fund. In addition, the securities held by the Fund will not be identical to the securities held by the private fund.

The performance of the private fund is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since July 31, 2008)(1),(2),(3),(4),(5)

PRO FORMA NET OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	1.41%	2.15%	0.29%	5.88%	(2.66)%	(0.52)%	0.04%	(7.54)%
2010	(3.81)%	(2.24)%	5.30%	(0.08)%	(11.53)%	(0.95)%	8.43%	(3.60)%	10.48%	4.30%	(4.47)%	9.45%	9.21%
2009	(10.47)%	(9.35)%	2.91%	14.60%	9.33%	(1.83)%	8.60%	6.55%	5.30%	(2.09)%	1.44%	1.56%	26.25%
2008							(2.81)%	(2.31)%	(12.79)%	(21.90)%	(5.85)%	3.55%

GROSS OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	1.51%	2.26%	0.40%	5.99%	(2.55)%	(0.42)%	0.15%	(7.43)%
2010	(3.70)%	(2.13)%	5.41%	0.03%	(11.42)%	(0.84)%	8.54%	(3.49)%	10.59%	4.41%	(4.36)%	9.56%	10.63%
2009	(10.36)%	(9.24)%	3.02%	14.71%	9.43%	(1.72)%	8.71%	6.66%	5.41%	(1.98)%	1.55%	1.66%	27.87%
2008							(2.71)%	(2.20)%	(12.69)%	(21.79)%	(5.74)%	3.66%

31

MSCI® EAFE INDEX

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	2.37%	3.32%	(2.20)%	6.08%	(2.81)%	(1.23)%	(1.57)%	(9.02)%
2010	(4.40)%	(0.68)%	6.31%	(1.73)%	(11.37)%	(0.97)%	9.49%	(3.09)%	9.82%	3.62%	(4.79)%	8.11%	8.21%
2009	(9.80)%	(10.23)%	6.39%	12.96%	12.01%	(0.54)%	9.14%	5.45%	3.85%	(1.24)%	2.03%	1.45%	32.46%
2008							(3.20)%	(4.03)%	(14.42)%	(20.17)%	(5.36)%	6.02%

SUMMARY STATISTICS (periods ended August 31, 2011)(1),(2),(3),(4),(5)

RETURN

	YTD	1 Year	2 Years	3 Years	Since July 1, 2008
Pro Forma Net of Fees	(1.47)%	18.72%	6.90%	(3.38)%	(4.78)%
Gross of Fees	(0.61)%	20.25%	8.29%	(2.11)%	(3.52)%
MSCI® EAFE Index	(5.66)%	10.50%	4.10%	(2.50)%	(4.61)%

(1)          Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)          Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

(3)          Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2012) of the Fund’s average daily net assets.

(4)          The MSCI® EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

(5)          Although the private fund commenced operations on January 1, 2007, the private fund only began investing in accordance with its current investment strategies on July 1, 2008.  The performance shown represents performance since the private fund began investing in accordance with its current investment strategies.

32

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi—Annual Reports

These reports contain additional information about each Fund’s investments, describe each Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year. When available, the annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated [                , 2011] has been filed with the SEC. The SAI, which includes additional information about the Funds, may be obtained free of charge, along with the annual and semi—annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is available on Robeco’s website at http://www.robecoinvest.com.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday—Friday. Call: (888) 261-4073 or visit the Robeco’s website at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o BNY Mellon Investment Servicing (US), Inc., 101 Sabin Street, Pawtucket, RI 02860-1427

P.O. Box Address:

Robeco Investment Funds, c/o BNY Mellon Investment Servicing (US), Inc., P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811—05518

Subject to Completion Preliminary Prospectus

Investor Class

Robeco Investment Funds

of The RBB Fund, Inc.

Prospectus [                  ], 2011

Robeco Boston Partners Global Equity Fund — [ticker symbol]

Robeco Boston Partners International Equity Fund — [ticker symbol]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

A look at the investment objectives, strategies, risks, expenses and financial history of each of  the Robeco Investment Funds offered in this Prospectus.

Details about the service providers for the Robeco Investment Funds offered in this Prospectus.

Policies and instructions for opening, maintaining and closing an account in either  of the Robeco Investment Funds offered in this Prospectus.

SUMMARY SECTIONS	3

Robeco Boston Partners Global Equity Fund	3

Robeco Boston Partners International Equity Fund	8

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS	13

MANAGEMENT OF THE FUNDS	16

Investment Adviser	16

Portfolio Managers	16

Other Service Providers	18

SHAREHOLDER INFORMATION	19

Pricing of Fund Shares	19

Market Timing	19

Purchase of Fund Shares	20

Redemption of Fund Shares	23

Exchange Privilege	26

Dividends and Distributions	26

More Information About Taxes	26

Multi-Class Structure	28

Appendix A — Prior Performance of Similarly Advised Account for the Robeco Boston Partners Global Equity Fund	29

Appendix B — Prior Performance of Similar Advised Accounts for the Robeco Boston Partners International Equity Fund	31

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION	Back Cover

2

SUMMARY SECTION - ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution and servicing (12b-1) fees	0.25%
Other expenses(1)	1.15%
Total annual Fund operating expenses	2.30%
Fee waivers and expense reimbursements(2)	0.75%
Net expenses	1.55%

(1)        Other expenses are based on estimated amounts for the current fiscal year.

(2)        The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Investor Class shares exceeds 1.55% of the average daily net assets attributable to the Fund’s Investor Class shares through December 31, 2012. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.55%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Investor Class	$158	$646

3

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio  of equity and equity-related securities issued by U.S. and non-U.S. companies across the capitalization spectrum.   The Fund may invest in all types of equity securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”) and real estate investment trusts (“REITs”)), and equity participations.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (generally at least 40% — unless market conditions are not deemed favorable by Robeco, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund generally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by Robeco to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. Robeco applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis.  In selecting investments for the Fund, Robeco considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Fund may (but is not required to) invest in derivatives, including options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging purposes. The Fund may also enter into currency transactions for non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•             Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•             Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•             Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing

4

and other financial practices.

•             Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•             Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•             Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•             Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•             Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•             REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•                  Small/Mid Cap Companies Risk.  Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•             Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

5

•             Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•             Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•             Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•             IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•             Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Performance Information

No performance information is available for the Fund because it had not commenced operations as of the date of this Prospectus.  The Fund intends to evaluate its performance as compared to that of the [MSCI® World Index].

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Joseph F. Feeney, Jr., Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-portfolio Manager of the Fund since inception

6

Purchase and Sale of Fund Shares

Minimum Initial Investment: $2,500

Minimum Additional Investment: $100

Investor Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Investor Class shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Investor Class shares are purchased directly from The RBB Fund, Inc. The Fund may accept initial investments of smaller amounts in its sole discretion.

You can only purchase and redeem Investor Class shares of the Fund on days the New York Stock Exchange is open and through the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners Global Equity Fund	[ ]
c/o BNY Mellon Investment Servicing (US) Inc.	ABA# [ ]
P.O. Box 9816	Account # [ ]
Providence, RI 02940-8042	F/B/O Robeco Boston Partners Global Equity Fund
Ref. (Shareholder Name; Account Number)

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

SUMMARY SECTION - ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution and servicing (12b-1) fees	0.25%
Other expenses(1)	1.16%
Total annual Fund operating expenses	2.31%
Fee waivers and expense reimbursements(2)	0.76%
Net expenses	1.55%

(1)        Other expenses are based on estimated amounts for the current fiscal year.

(2)        The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Investor Class shares exceeds 1.55% of the average daily net assets attributable to the Fund’s Investor Class shares through December 31, 2012. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.55%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Investor Class	$158	$649

8

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio  of equity and equity-related securities issued by non-U.S. companies across the capitalization spectrum.   The Fund may invest in all types of equity securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”) and real estate investment trusts (“REITs”)), and equity participations.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund generally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets.

The Fund generally invests in the equity securities of issuers believed by Robeco to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. Robeco applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis.  In selecting investments for the Fund, Robeco considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Fund may (but is not required to) invest in derivatives, including options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging purposes. The Fund may also enter into currency transactions for non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•             Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•             Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•             Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

9

•             Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•             Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•             Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•             Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•             Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•             REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•                  Small/Mid Cap Companies Risk.  Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•             Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•             Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought

10

and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•             Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•             Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•             IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•             Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Performance Information

No performance information is available for the Fund because it had not commenced operations as of the date of this Prospectus.  The Fund intends to evaluate its performance as compared to that of the  MSCI® EAFE Index.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Joseph F. Feeney, Jr., Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-portfolio Manager of the Fund since inception

Purchase and Sale of Fund Shares

Minimum Initial Investment: $2,500

Minimum Additional Investment: $100

Investor Class shares of the Fund may be available through certain brokerage firms, financial institutions and

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other industry professionals (collectively, “Service Organizations”). Certain features of the Investor Class shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Investor Class shares are purchased directly from The RBB Fund, Inc. The Fund may accept initial investments of smaller amounts in its sole discretion.

You can only purchase and redeem Investor Class shares of the Fund on days the New York Stock Exchange is open and through the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners International Equity Fund	[ ]
c/o BNY Mellon Investment Servicing (US) Inc.	ABA# [ ]
P.O. Box 9816	Account # [ ]
Providence, RI 02940-8042	F/B/O Robeco Boston Partners International Equity Fund Ref. (Shareholder Name; Account Number)

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

This section provides some additional information about the Funds’ investments and certain portfolio management techniques that the Funds may use. More information about the Funds’ investments and portfolio management techniques, some of which entail risks, is included in the Statement of Additional Information (“SAI”).

Investment Objectives

The Funds’ investment objectives may be changed by the Board of Directors of The RBB Fund, Inc. (the “Company”) without shareholder approval. Shareholders will, however, receive 60 days’ prior notice of any changes. Any such changes may result in the Funds having investment objectives different from the objectives that the shareholder considered appropriate at the time of investment in the Funds.

Additional Information About the Funds’ Principal Investments and Risks

Derivative Contracts. The Funds may, but need not, use derivative contracts for any of the following purposes:

•                  To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased; or

•                  As a substitute for buying or selling currencies or securities.

•                  To seek to enhance the Fund’s return in non-hedging situations.

Derivative contracts in which the Funds may invest include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. The Funds may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Funds less liquid and harder to value, especially in declining markets.

Equity and Equity-Related Securities. The Funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations. The number of issuers in the Funds’ portfolios will vary over time.

Holding Company Depository Receipts. The Funds may invest in Holding Company Depository Receipts (“HOLDRS”). HOLDRS represent trust-issued receipts that represent individual and undivided beneficial ownership interests in the common stock or American Depositary Receipts (“ADRs”) of specific companies in a particular industry, sector or group. Each Fund does not presently intend to invest more than 5% of its respective net assets in HOLDRS.

Foreign Securities. The Funds may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). In addition, the Funds may also invest in securities denominated in foreign currencies and in multinational currencies such as the Euro. The Funds will value their securities and other assets in U.S. dollars. Investments in securities of foreign entities and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated or quoted in currencies

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other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

The Funds will normally invest a significant portion of their assets in the equity securities and equity-related instruments issued by non-U.S. companies. The Funds may invest in securities denominated in the currencies of a variety of developed, emerging and frontier market countries. Unless hedged, currency fluctuations may have a material impact on the performance of a portfolio of non-U.S. dollar-denominated securities and such a portfolio may experience a decline or increase in value, in U.S. dollar terms, due to fluctuations in currency exchange rates. Robeco may, from time to time, but is not required to, hedge foreign currency exposure in the Funds’ portfolios. Further, the Funds may also from time to time enter into speculative currency positions independent of other positions in the Funds’ portfolios.

The Funds may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Portfolio Concentration. Under normal market conditions, the Funds’ portfolios will generally be diversified by country and geographic region.

Exchange-Traded Funds (ETFs). The Funds may invest in ETFs to the extent permitted by the 1940 Act and applicable SEC orders. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. The Funds may invest up to 10% of its total assets in the securities of other investment companies not affiliated with Robeco, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. The Funds may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.

Securities Lending. Each Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio security loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. Each of the Funds may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

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Disclosure of Portfolio Holdings

The complete portfolio holdings of the Funds are publicly available on Robeco’s website at www.robecoinvest.com as of the end of each calendar month, 15 days following the month end.  Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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MANAGEMENT OF THE FUNDS

Robeco Investment Management, Inc.

Robeco, located at 909 Third Avenue, 32nd Floor, New York, New York 10022, provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts. Subject to the general supervision of the Company’s Board of Directors (the “Board of Directors”), Robeco manages the Funds’ portfolios and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Funds’ investment objectives and policies.

Robeco is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. Robeco provides investment management and investment advisory services to other institutional and proprietary accounts.

For its services to the Funds, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreements computed at an annual rate of 0.90% of the Robeco Boston Partners Global Equity Fund’s average daily net assets and 0.90% of the Robeco Boston Partners International Equity Fund’s average daily net assets. Until December 31, 2012, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Robeco Boston Partners Global Equity Fund and the Robeco Boston Partners International Equity Fund of 1.55% (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, taxes or interest). There can be no assurance that Robeco will continue such waivers after December 31, 2012.

A discussion regarding the basis for the Company’s Board of Directors approval of each Fund’s investment advisory agreement with Robeco will be available in the Funds’ semi-annual report to shareholders dated February 28, 2012.

Portfolio Managers

The investment results for different strategies of Robeco are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of Robeco. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by Robeco’s general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund

Joseph F. Feeney, Jr. is Co-portfolio Manager for each Fund.  He became Co-Chief Executive Officer of Robeco in 2008 and has been Chief Investment Officer-Equities since 2007.  He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups.  Prior to assuming these roles, he was Director of Research and a Portfolio Manager, also serving as a member of the Management Committee.  Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios.  Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago.  He holds the Chartered Financial Analyst designation and is past President of the Fixed Income Management Society of Boston.  He has twenty-six years of investment experience.

Christopher K. Hart is Co-portfolio Manager for each Fund.  Mr. Hart is an equity portfolio manager for Robeco Boston Partners Global and International Equity products. Prior to this, he was an assistant portfolio manager for the Robeco Boston Partners Small Cap Value products for three years.  Before that, he was a research analyst and specialized in conglomerates, engineering and construction, building, machinery, aerospace & defense, and REITs sectors of the equity market. He joined the firm from Fidelity

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Investments where he was a research analyst. Mr. Hart holds a B.S. degree in finance, with a concentration in corporate finance from Clemson University. He holds the Chartered Financial Analyst designation. He has twenty years of investment experience.

Marketing Arrangements

Robeco or its affiliates may pay additional compensation out of profits derived from Robeco’s management fees and not as an additional charge to the Funds managed by Robeco, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and/or service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in this Prospectus or the SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting Robeco access to the financial institution’s sales force, conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by Robeco and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of Robeco from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

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Other Service Providers

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Investor Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to the Investor Class
NAV =	-	Value of Liabilities Attributable to the Investor Class
Number of Outstanding Shares of the Investor Class

Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. Each Fund will effect purchases and redemptions of Fund shares at the NAV next calculated after receipt of your order or request in good order.

A Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable by the Funds’ administrator, in consultation with Robeco, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors and under the Board of Directors’ ultimate supervision. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and Robeco reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder’s privilege to purchase Fund shares (including exchanges), or (iv) limit the amount of any exchange. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. The Company and Robeco will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or Robeco), the Company (or Robeco) will exercise their right if, in the Company’s (or Robeco’s)

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judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or Robeco, has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of Robeco or any affiliated person or associated person of Robeco.

To deter excessive shareholder trading, the Funds generally charge a redemption fee of 1% on shares redeemed within sixty days of purchase. In addition, the Funds generally limit the number of exchanges to six (6) exchanges per year and one exchange per calendar month. For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, Robeco has developed criteria that it uses to identify trading activity that may be excessive. If, in its judgment, Robeco detects excessive, short-term trading, Robeco may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

There is no assurance that a Fund will be able to identify market timers, particularly if they are investing through intermediaries.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by BNY Mellon Distributors Inc. (the “Distributor”). The Board of Directors has approved a Distribution Agreement and adopted separate Plans of Distribution for the shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Distributor is entitled to receive from the Funds a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plans is agreed upon by the Company’s Board of Directors and by the Distributor. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plans. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Funds or their service providers. The Distributor may delegate some or all of these functions to Service Organizations. See “Purchases Through Intermediaries” below.

The Plans obligate the Funds, during the period they are in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plans are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this

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Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by a Fund in good order, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the appropriate Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. Each Fund cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of the Fund’s NAV in order to obtain that day’s price.

For administration, subaccounting, transfer agency and/or other services, Robeco, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) relating to the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in good order as described below. The Funds’ NAVs are calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in any Fund is $2,500 and the minimum additional investment is $100. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of Robeco and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of Robeco and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($2,500 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

[name of Fund]	[name of Fund]
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

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Initial Investment By Wire. Shares of each Fund may be purchased by wiring federal funds to [                ] (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) To request account information and routing instructions,  call the Transfer Agent at (888) 261-4073. Funds should be wired to:

[                      ]

ABA# [                      ]

Account # [                      ]

F/B/O [name of fund]

Ref. (Account Number)

Shareholder or Account Name

Federal funds wire purchases will be accepted only on days when the NYSE and [                  ] are open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $100) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to [name of Fund]) or by wiring monies to [                  ] as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs where The Bank of New York Mellon acts as custodian. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Other Purchase In formation. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board of Directors’ discretion, Robeco will monitor each Fund’s total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, Robeco may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.                    Persons who already hold Shares of the closed Fund directly or through accounts maintained by financial intermediaries by arrangement with the Company;

b.                   Existing and future clients of registered investment advisers and planners whose clients already hold Shares of the closed Fund on transaction fee and non-transaction fee platforms;

c.                    Employees of Robeco and their spouses, parents and children;

d.                   Directors of the Company; and

e.                    Defined contribution retirement plans of private employers and governed by ERISA or of state and local governments.

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Other persons who are shareholders of other Robeco Investment Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. Robeco, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Good Order. You must include complete and accurate required information on your purchase request. Please see “Purchase of Fund Shares” for instructions. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment professional will send your request to redeem Shares to the Fund’s Transfer Agent. Consult your investment professional for more information. You can redeem some or all of your Fund Shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in good order. The Funds’ NAVs are calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where The Bank of New York Mellon acts as custodian). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of a Fund redeems Shares held for less than 60 days, a transaction fee of 1% of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed. (See “Transaction Fees on Certain Redemptions” below).

Redemption By Mail. Your redemption requests should be addressed to [name of Fund], c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to [name of Fund], c/o BNY Mellon Investment Servicing (US) Inc., 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a.               Name of the Fund;

b.              Account number;

c.               Your share certificates, if any, properly endorsed or with proper powers of attorney;

d.              A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.               Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone

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other than the registered shareholder(s) or (ii) the redemption request is for $50,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.                 Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemption.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if Company and the Transfer Agent do not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Systematic Withdrawal Plan. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your account. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Transfer Agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Transaction Fees on Certain Redemptions

The Funds require the payment of a transaction fee equal to a percentage of the NAV of the Shares redeemed that are held for less than the indicated period of time in the chart below.

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Fund	Fee	Shares held less than:
Robeco Boston Partners Global Equity Fund	1.00%	60 Days
Robeco Boston Partners International Equity Fund	1.00%	60 Days

This additional transaction fee is paid to each Fund, NOT to Robeco, the Distributor or the Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in each Fund; and (iv) the effect of the “bid-ask” spread in the over-the-counter market. The transaction fee represents each Fund’s estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Funds. The Funds reserve the right, at their discretion, to waive, modify or terminate the additional transaction fee. Each Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies.  Omnibus accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where the purchases and redemptions of Shares by the investors are netted against one another.  Although the Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements, the identities of individual investors whose purchase and redemption orders are aggregated are not generally known by the Funds.  If a financial intermediary fails to enforce the Funds’ market timing policies or redemption fee, the Funds may take certain actions, including terminating the relationship.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Funds will not be charged when Shares are involuntarily redeemed.

The Funds may assert the right to redeem your shares at current NAV at any time and without prior notice if and to the extent that such redemption is necessary to reimburse a Fund for any loss sustained by reason of your failure to make full payment for shares of a Fund you previously purchased or subscribed for.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. If a shareholder receives redemption proceeds in-kind, the shareholder will bear the market risk of the securities received in the redemption until their disposition and should expect to incur

25

transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

Good Order. You must include complete and accurate required information on your redemption request. Please see “Redemption of Fund Shares” for instructions. Redemption requests not in good order may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Class Shares of any Robeco Investment Fund for Investor Class Shares of another Robeco Investment Fund, up to six (6) exchanges per year and one exchange per calendar month. Such an exchange will be effected at the NAV of the exchanged Investor Class Shares and the NAV of the Investor Class Shares to be acquired next determined after BNY Mellon’s receipt of a request for an exchange. An exchange of Fund Shares held for less than sixty days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00%. An exchange of Shares will generally be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Investor Class Shares of the Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity as discussed above. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Funds will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which

26

may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes of Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

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Backup Withholding. The Funds may be required in certain cases to withhold and remit to the U.S. Treasury a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains of each Fund will generally be exempt from U.S. tax. In addition, for taxable years of the Funds beginning before January 1, 2012, distributions attributable to interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax. All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Funds with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in the Funds is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Funds.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Future Tax Treatment. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change after 2012.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund also offers Institutional Class Shares, which are offered directly to institutional investors without distribution fees in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Class Shares of a Fund can be expected to differ from the total return on Institutional Class Shares of the same Fund. Information concerning other classes of the Funds can be requested by calling the Funds at (888) 261-4073.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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Appendix A

Prior Performance of Similarly Advised Accounts

Robeco has experience in managing other accounts with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners Global Equity Fund. The table on the following pages is provided to illustrate the past performance of Robeco in managing the other accounts and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the other accounts net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2012) of the Fund’s average daily net assets. Some of the accounts have fees and expenses that are higher than those of the Fund and other accounts have fees and expenses that are lower than those of the Fund. The Fund’s results in the future also may be different because the other accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the other accounts. In addition, the securities held by the Fund will not be identical to the securities held by the other accounts.

The performance of the other accounts is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since July  31, 2008)(1),(2),(3),(4),(5)

COMPOSITE - PRO FORMA NET OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	1.88%	3.41%	0.81%	4.54%	(1.87)%	(1.18)%	(1.13)%	(7.75)%
2010	(3.86)%	0.39%	5.92%	0.26%	(9.75)%	(4.59)%	7.64%	(3.71)%	10.08%	4.60%	(2.55)%	8.77%	11.65%
2009	(8.62)%	(9.53)%	5.27%	11.70%	8.50%	0.03%	7.41%	5.34%	4.33%	(1.12)%	2.85%	2.08%	29.28%
2008							(2.40)%	(0.55)%	(9.64)%	(19.06)%	(6.21)%	3.02%

COMPOSITE - GROSS OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	2.01%	3.54%	0.94%	4.67%	(1.74)%	(1.05)%	(1.00)%	(7.62)%
2010	(3.73)%	0.52%	6.05%	0.39%	(9.62)%	(4.46)%	7.77%	(3.58)%	10.21%	4.73%	(2.42)%	8.90%	13.38%
2009	(8.49)%	(9.40)%	5.40%	11.83%	8.63%	0.16%	7.54%	5.47%	4.46%	(1.00)%	2.99%	2.21%	31.26%
2008							(2.28)%	(0.42)%	(9.51)%	(18.93)%	(6.09)%	3.15%

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MSCI® WORLD INDEX

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	2.28%	3.55%	(0.94)%	4.31%	(1.97)%	(1.54)%	(1.79)%	(7.00)%
2010	(4.11)%	1.45%	6.25%	0.07%	(9.48)%	(3.39)%	8.13%	(3.69)%	9.36%	3.75%	(2.11)%	7.39%	12.34%
2009	(8.73)%	(10.17)%	7.60%	11.32%	9.19%	(0.41)%	8.50%	4.17%	4.02%	(1.76)%	4.14%	1.83%	30.79%
2008							(2.42)%	(1.36)%	(11.85)%	(18.93)%	(6.40)%	3.26%

SUMMARY STATISTICS (periods ended August 31, 2011)(1),(2),(3),(4),(5)

RETURN

	YTD	1 Year	2 Years	3 Years	Since July 1, 2008
Pro Forma Net of Fees	(1.81)%	19.84%	8.97%	0.05%	(0.89)%
Gross of Fees	(0.79)%	21.69%	10.66%	1.62%	0.66%
MSCI® World Index	(3.53)%	15.06%	8.37%	(0.71)%	(1.86)%

(1)

Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

(3)	Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2012) of the Fund’s average daily net assets.

(4)	The MSCI® World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

(5)

Although the other accounts commenced operations on January 1, 2007 or April 17, 1998, the other accounts only began investing in accordance with their current investment strategies on July 1, 2008. The performance shown represents performance since the other accounts began investing in accordance with their current investment strategies.

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Appendix B

Prior Performance of Similarly Advised Account

Robeco has experience in managing a private account with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners International Equity Fund. The table on the following pages is provided to illustrate the past performance of Robeco in managing the private account and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the private account net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2012) of the Fund’s average daily net assets. The private fund’s fees and expenses are lower than those of the Fund. The Fund’s results in the future also may be different because the private fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the private fund. In addition, the securities held by the Fund will not be identical to the securities held by the private fund.

The performance of the private fund is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since July  31, 2008)(1),(2),(3),(4),(5)

PRO FORMA NET OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	1.39%	2.13%	0.27%	5.86%	(2.68)%	(0.55)%	0.02%	(7.56)%
2010	(3.83)%	(2.26)%	5.28%	(0.10)%	(11.55)%	(0.97)%	8.41%	(3.62)%	10.46%	4.28%	(4.49)%	9.43%	8.94%
2009	(10.49)%	(9.37)%	2.89%	14.58%	9.31%	(1.85)%	8.58%	6.53%	5.28%	(2.11)%	1.42%	1.54%	25.94%
2008							(2.83)%	(2.33)%	(12.81)%	(21.92)%	(5.87)%	3.53%

GROSS OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	1.51%	2.26%	0.40%	5.99%	(2.55)%	(0.42)%	0.15%	(7.43)%
2010	(3.70)%	(2.13)%	5.41%	0.03%	(11.42)%	(0.84)%	8.54%	(3.49)%	10.59%	4.41%	(4.36)%	9.56%	10.63%
2009	(10.36)%	(9.24)%	3.02%	14.71%	9.43%	(1.72)%	8.71%	6.66%	5.41%	(1.98)%	1.55%	1.66%	27.87%
2008							(2.71)%	(2.20)%	(12.69)%	(21.79)%	(5.74)%	3.66%

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MSCI® EAFE INDEX

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2011	2.37%	3.32%	(2.20)%	6.08%	(2.81)%	(1.23)%	(1.57)%	(9.02)%
2010	(4.40)%	(0.68)%	6.31%	(1.73)%	(11.37)%	(0.97)%	9.49%	(3.09)%	9.82%	3.62%	(4.79)%	8.11%	8.21%
2009	(9.80)%	(10.23)%	6.39%	12.96%	12.01%	(0.54)%	9.14%	5.45%	3.85%	(1.24)%	2.03%	1.45%	32.46%
2008							(3.20)%	(4.03)%	(14.42)%	(20.17)%	(5.36)%	6.02%

SUMMARY STATISTICS (periods ended August 31, 2011)(1),(2),(3),(4),(5)

RETURN

	YTD	1 Year	2 Years	3 Years	Since July 1, 2008
Pro Forma Net of Fees	(1.64)%	18.42%	6.64%	(3.62)%	(5.02)%
Gross of Fees	(0.61)%	20.25%	8.29%	(2.11)%	(3.52)%
MSCI® EAFE Index	(5.66)%	10.50%	4.10%	(2.50)%	(4.61)%

(1)

Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

(3)	Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2012) of the Fund’s average daily net assets.

(4)	The MSCI® EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

(5)

Although the private fund commenced operations on January 1, 2007, the private fund only began investing in accordance with its current investment strategies on July 1, 2008. The performance shown represents performance since the private fund began investing in accordance with its current investment strategies.

32

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi—Annual Reports

These reports contain additional information about each Fund’s investments, describe each Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year. When available, the annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated [                , 2011] has been filed with the SEC. The SAI, which includes additional information about the Funds, may be obtained free of charge, along with the annual and semi—annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is available on Robeco’s website  at http://www.robecoinvest.com.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday—Friday. Call: (888) 261-4073 or visit the Robeco’s website at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o BNY Mellon Investment Servicing (US), Inc., 101 Sabin Street, Pawtucket, RI 02860-1427

P.O. Box Address:

Robeco Investment Funds, c/o BNY Mellon Investment Servicing (US), Inc., P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811—05518

Subject to Completion

Preliminary Statement of Additional Information Dated [                    ], 2011

STATEMENT OF
ADDITIONAL INFORMATION

ROBECO INVESTMENT FUNDS

of
The RBB Fund, Inc.

Institutional Class
Robeco Boston Partners Global Equity Fund — [ticker symbol]
Robeco Boston Partners International Equity Fund - [ticker symbol]

Investor Class
Robeco Boston Partners Global Equity Fund — [ticker symbol]
Robeco Boston Partners International Equity Fund - [ticker symbol]

[                    ], 2011

This Statement of Additional Information (“SAI”) provides information about the Robeco Boston Partners Global Equity Fund (the “Global Equity Fund”) and the Robeco Boston Partners International Equity Fund (the “International Equity Fund”) (each, a “Fund,” and together, the “Funds”). The Funds are series of The RBB Fund, Inc. (the “Company”). This information is in addition to the information contained in the Institutional Class and Investor Class shares’ Prospectuses of the Funds dated [                  ], 2011 (each, a “Prospectus” and together, the “Prospectuses”).

This SAI is not a prospectus. It should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained by calling toll-free (888) 261-4073.

GENERAL INFORMATION	S-1

INVESTMENT INSTRUMENTS AND POLICIES	S-1

INVESTMENT LIMITATIONS	S-19

DISCLOSURE OF PORTFOLIO HOLDINGS	S-21

MANAGEMENT OF THE COMPANY	S-22

CODE OF ETHICS	S-30

PROXY VOTING	S-30

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-30

INVESTMENT ADVISORY AND OTHER SERVICES	S-30

INVESTMENT ADVISER	S-30

PORTFOLIO MANAGERS	S-31

CUSTODIAN AGREEMENTS	S-32

DISTRIBUTION ARRANGEMENTS	S-34

DISTRIBUTION AGREEMENT AND PLANS OF DISTRIBUTION	S-34

FUND TRANSACTIONS	S-35

PURCHASE AND REDEMPTION INFORMATION	S-35

TELEPHONE TRANSACTION PROCEDURES	S-37

VALUATION OF SHARES	S-37

TAXES	S-37

MISCELLANEOUS	S-39

FINANCIAL STATEMENTS

APPENDIX A	A-1

APPENDIX B	B-1

i

GENERAL INFORMATION

The Company is an open-end management investment company currently operating [eighteen] separate portfolios. The Company is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was organized as a Maryland corporation on February 29, 1988. This SAI pertains to the Institutional Class and Investor Class shares representing interests in the two Robeco Investment Funds that are offered by the Prospectuses. Each Fund is a non-diversified portfolio. Robeco Investment Management Inc. (“Robeco” or the “Adviser”) serves as the investment adviser to the Funds.

INVESTMENT INSTRUMENTS AND POLICIES

The following supplements the information contained in the Prospectuses concerning the investment objectives and policies of the Funds. To the extent an investment policy is discussed in this SAI but not in the Prospectuses, such policy is not a principal policy of the Funds. Except as indicated, the information below relates only to those Funds that are authorized to invest in the instruments or securities described below.

The Global Equity Fund seeks to provide long-term capital growth.

The International Equity Fund seeks to provide long-term capital growth.

The Adviser may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Funds’ Prospectuses and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and limitations.

Bank and Corporate Obligations. Each Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers’ acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

The activities of banks are subject to extensive regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Each Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of Standard & Poor’s® (“S&P”), Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) or Moody’s Investors, Inc. (“Moody’s”) (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix “A” to this SAI for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

Borrowing. Each Fund may borrow up to 33 1/3 percent of its respective total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Investments will not be made when borrowings exceed 5% of a Fund’s total assets. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. If the securities held by a Fund should decline in value while borrowings are outstanding, the net asset value (“NAV”) of the Fund’s outstanding shares will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. As a result, a Fund’s share price may be subject to greater fluctuation until the borrowing is paid off. A Fund’s short sales and related borrowings are not subject to the restrictions outlined above.

Commercial Paper. Each Fund may purchase commercial paper rated (at the time of purchase) “A-1” by S&P® or “Prime-1” by Moody’s or, when deemed advisable by the Adviser, issues rated “A-2” or “Prime-2” by S&P® or Moody’s, respectively. These rating categories are described in Appendix “A” to this SAI. The Funds may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Company’s Board of Directors. Commercial paper issues in which a Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “Securities Act”) in reliance on the exemption from such registration afforded by Section 3(a) (3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Each Fund does not presently intend to invest more than 5% of its net assets in commercial paper.

Convertible Securities and Preferred Stocks. Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, that Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Funds do not presently intend to invest more than [10%] of each Fund’s respective net assets, in convertible securities, or securities received by a Fund upon conversion thereof.

Preferred stocks are securities that represent an ownership interest in a company and provide their owner with claims on the company’s earnings and assets prior to the claims of owners of common stocks but after those of bond owners. Preferred stocks in which the Funds may invest include sinking fund, convertible, perpetual fixed and adjustable rate (including auction rate) preferred stocks. There is no minimum credit rating applicable to a Fund’s investment in preferred stocks and securities convertible into or exchangeable for common stock.

Currency Swaps and Total Return Swaps.  Each Fund may enter into currency swaps and total return swaps.

Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. As examples, a Fund may enter into swap transactions for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in an economical way.

Swap agreements are two party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component.

A great deal of flexibility is possible in the way swap transactions are structured. However, generally a Fund will enter into total return swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Total return swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps may involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

To the extent that a Fund’s exposure in a transaction involving a swap is covered by the segregation of cash or liquid assets, or is covered by other means in accordance with Securities and Exchange Commission (“SEC”) guidance, the Fund and the Adviser believe that the transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

The Funds will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated investment grade by S&P’s or Moody’s, or, if unrated by such rating organization, determined to be of comparable quality by the Adviser. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. If the Adviser is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if these investment instruments were not used.

Equity Markets. Each Fund invests primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Funds involves substantial risk. As a result, investing in the Funds involves the risk of loss of capital.

European Currency Unification. As of January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. The euro has replaced the national currencies of many European countries. The new European Central Bank has control over each member country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The elimination of currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the Fund may hold, or the impact, if any, on Fund performance, cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds.

Exchange-Traded Funds (ETFs). Each Fund may invest in open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq Market System. ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500® Index. There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of suck investment. Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the exchange-traded fund. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all  investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

Each Fund may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Foreign Securities. Each Fund may invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”) Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be listed on a national securities exchange or may trade in the over-thecounter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. GDRs, EDRs and IDRs are securities that represent ownership interests in a security or pool of securities issued by a non-U.S. or U.S. corporation. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Investments in depositary receipts do not eliminate the risks in investing in foreign issuers. The underlying security may be subject to foreign government taxes, which would reduce the yield on such securities.

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of Fund securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities.

Although the Funds may invest in securities denominated in foreign currencies, each Fund values its securities and other assets in U.S. dollars. As a result, the NAV of a Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which a Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Fund’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, each Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Each Fund may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. The Funds may also invest in Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

Investing in Emerging Countries, including Asia and Eastern Europe. Each Fund may invest in securities of issuers located in emerging countries. The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

With respect to investments in certain emerging market countries, antiquated legal systems may have an adverse impact on the Funds. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit the Funds’ investment in certain emerging countries and may increase the expenses of the Funds. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Funds. The Funds may be required to establish special custodial or other arrangements before investing in certain emerging countries.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extraconstitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds’ assets. The Funds’ investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The Funds may seek investment opportunities within former “east bloc” countries in Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

The economies of emerging countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports. A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “Taxes.”

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Forward Commitment and When-Issued Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis (subject to its investment policies and restrictions). These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will not enter into such transactions for the purpose of leverage.

When-issued purchases and forward commitments enable a Fund to lock in what is believed by the Adviser to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s NAV starting on the date of the agreement to purchase the securities, and the Fund is subject to the rights and risks of ownership of the securities on that date. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions, and its distributions from any net realized capital gains will be taxable to shareholders.

When a Fund purchases securities on a when-issued or forward commitment basis, the fund or its custodian will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Forward Foreign Currency Transactions. Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

A Fund is permitted to enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security quoted or denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed number of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Funds will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may cause a Fund to enter a forward contract to sell, for a fixed U.S. dollar amount, the amount of foreign currency approximating the value of some or all of a Fund’s portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Although the Funds have no current intention to do so, they may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value in securities denominated or quoted in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other U.S. foreign currency, if the Adviser determines that there is a pattern of correlation between the proxy currency and the U.S. dollar.

The Funds will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds’ respective portfolio securities or other assets quoted or denominated in that currency. At the consummation of the forward contract, the Funds may either make delivery of the foreign currency or terminate its contractual obligation by purchasing an offsetting contract obligating it to purchase at the same maturity date, the same amount of such foreign currency. If a Fund chooses to make delivery of foreign currency, it may be required to obtain such delivery through the sale of portfolio securities quoted or denominated in such currency or through conversion of other assets of a Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is party to the original forward contract.

The Funds’ transactions in forward contracts will be limited to those described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency quoted or denominated securities, and a Fund will not do so unless deemed appropriate by the Adviser.

When entering into a forward contract, the Funds will segregate either cash or liquid securities quoted or denominated in any currency in an amount equal to the value of the Funds’ total assets committed to the consummation of forward currency exchange contracts which require the Funds to purchase a foreign currency. If the value of the segregated securities declines, additional cash or securities will be segregated by the Funds on a daily basis so that the value of the segregated securities will equal the amount of the Funds’ commitments with respect to such contracts.

This method of protecting the value of the Funds’ portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the Funds’ foreign assets. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

While the Funds may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Funds than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between the Funds’ portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Funds. Such imperfect correlation may cause the Funds to sustain losses, which will prevent the Funds from achieving a complete hedge, or expose the Funds to the risk of foreign exchange loss.

Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Funds of unrealized profits, transaction costs or the benefits of a currency hedge or force the Funds to cover its purchase or sale commitments, if any, at the current market price.

The Funds’ foreign currency transactions (including related options, futures and forward contracts) may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company.

Futures Contracts. Each Fund may invest in futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

To seek to increase total return, to equalize cash or to hedge against changes in interest rates or securities prices may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, and any other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the Commodity Futures Trading Commission (“CFTC”). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Fund may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund’s portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Holding Company Depository Receipts. Each Fund may invest in Holding Company Depository Receipts (“HOLDRS”). HOLDRS represent trust-issued receipts that represent individual and undivided beneficial ownership interests in the common stock or American Depositary Receipts (“ADRs”) of specific companies in a particular industry, sector or group. Each of the Funds do not presently intend to invest more than 5% of their respective net assets in HOLDRS.

Indexed Securities. Each Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole. Each of the Funds do not presently intend to invest more than 5% of their respective net assets in indexed securities.

Initial Public Offerings. Each Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public. Risks associated with IPOs may include considerable fluctuation in the market value of IPO shares due to certain factors, such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Investment Company Securities. Each Fund may invest in securities issued by other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, each Fund’s investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits a Fund to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Fund’s investment objectives and policies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Lending of Portfolio Securities. Each Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily.

Market Fluctuation. The market value of each Fund’s investments, and thus each Fund’s NAV, will change in response to market conditions affecting the value of its portfolio securities. When interest rates decline, the value of fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Because the investment alternatives available to each Fund may be limited by the specific objective of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single Fund should not be considered a complete investment program.

Micro-Cap, Small-Cap and Mid-Cap Stocks. Each Fund may invest in securities of companies with micro-, small- and mid-size capitalizations that tend to be riskier than securities of companies with large capitalizations. Micro-, small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are, therefore, more sensitive to economic downturns. In addition, growth prospects of micro-, small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on micro-, small- and mid-cap stocks are frequently negligible. Moreover, micro-, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro-, small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for micro- and small-cap securities may be thinly traded and as a result, greater fluctuations in the price of micro- and small-cap securities may occur.

Money Market Instruments. Each Fund may invest a portion of its assets in short-term, high-quality instruments for purposes of temporary defensive measures which include, among other things, bank obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Such deposits are not FDIC insured and the Fund bears the risk of bank failure. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. A Fund will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Options on Futures Contracts. Each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium, which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. The Funds’ ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

The Funds may engage in futures and related options transactions for bona fide hedging and to seek to increase total return as permitted by the CFTC regulations, which permit principals of an investment company, registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The Funds may determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or securities or instruments which it expects to purchase. Except as stated below, the Funds’ futures transactions may be entered into for traditional hedging purposes — i.e., futures contracts are sold to protect against a decline in the price of securities that the Funds own or futures contracts are purchased to protect the Funds against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

The Funds may engage in transactions in currency forward contracts, futures contracts and options only to the extent such transactions are consistent with the requirements of the Code, for maintaining its qualification as a regulated investment company for federal income tax purposes. See “Taxes.”

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in some cases, may require the applicable Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

The use of futures contracts entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Fund’s income due to the use of hedging; possible reduction in value of both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the securities being hedged; and potential losses in excess of the amount initially invested in the futures contracts themselves. If the expectations of the Adviser regarding movements in securities prices or interest rates are incorrect, the Fund may have experienced better investment results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. Other futures contracts available to hedge the Funds’ portfolio investments generally are limited to futures on various securities indices.

Options on Securities and Securities Indices Each Fund may each write covered call and secured put options on any securities in which it may invest or on any domestic stock indices based on securities in which it may invest. A Fund may purchase and write such options on securities that are listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date, regardless of the market price of the security. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding or use the other methods described below. The purpose of a Fund in writing covered call options is to realize greater income than would be realized in portfolio securities transactions alone. However, in writing covered call options for additional income, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date, regardless of the market price for the security. The purpose of writing such options is to generate additional income. However, in return for the option premium, the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

All call and put options written by a Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account noted on the Fund’s records or maintained by the Fund’s custodian with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position.

A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparts to such option. Such purchases are referred to as “closing purchase transactions” and do not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The amount of this settlement will be equal to the difference between the closing price of the of the securities index at the time of exercise and the exercise price of the option expressed in dollars, times a specified amount. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities in its portfolio. A Fund may also cover call and put options on a securities index by using the other methods described above.

Each Fund may purchase put and call options on any securities in which it may invest or on any securities index based on securities in which it may invest, and a Fund may enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option. The purchase of a put option would entitle a

Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the underlying portfolio securities.

A Fund may purchase put and call options on securities indices for the same purposes as it may purchase options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

Transactions by a Fund in options on securities and securities indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Although the Funds may use option transactions to seek to generate additional income and to seek to reduce the effect of any adverse price movement in the securities or currency subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar mutual funds, which do not engage in such activities. These risks include the following: for writing call options, the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities above the exercise price; for writing put options, the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or to make a cash settlement on the securities index at prices which may not reflect current market values; and for purchasing call and put options, the possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale of securities index options, including options on the S&P 500® Index, will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with the price movements in the selected securities index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the securities index on which options are written. If the forecasts of the Adviser regarding movements in securities prices or interest rates are incorrect, a Fund’s investment results may have been better without the hedge transactions.

There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will monitor the liquidity of over-the-counter options and, if it determines that such options are not readily marketable, a Fund’s ability to enter such options will be subject to the Fund’s limitation on investments on illiquid securities.

The writing and purchase of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options for hedging purposes depends in part on the Adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Portfolio Turnover. Those investment strategies that require periodic changes to portfolio holdings with the expectation of outperforming equity indices are typically referred to as “active” strategies. These strategies contrast with “passive” (“index”) strategies that buy and hold only the stocks in the equity indices. Most equity mutual funds pursue active strategies, which have higher turnover than passive strategies.

The generally higher portfolio turnover of active investment strategies can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways. First, short-term capital gains, which often accompany higher turnover investment strategies, are currently taxed at ordinary income rates. Ordinary income tax rates are higher than long-term capital gain tax rates for middle and upper income taxpayers. Thus, the tax liability is often higher for investors in active strategies. Second, the more frequent realization of gains caused by higher turnover investment strategies means that taxes will be paid sooner. Such acceleration of the tax liability is financially more costly to investors. Less frequent realization of capital gains allows the payment of taxes to be deferred until later years, allowing more of the gains to compound before taxes are paid. Consequently, after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, compared with high turnover strategies. The difference is particularly large when the general market rates of return are higher than average.

There are no limitations on the length of time that securities must be held by any Fund and a Fund’s annual portfolio turnover rate may vary significantly from year to year. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs, which must be borne by the applicable Fund and its shareholders. The actual portfolio turnover rates for each Predecessor Fund are noted in the Prospectuses.

In determining such portfolio turnover, U.S. government securities and all other securities (including options) which have maturities at the time of acquisition of one year or less (“short-term securities”) are excluded. The annual portfolio turnover rate is calculated by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned by the applicable Fund during the year. The monthly average is calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the year and as of the end of the succeeding 11 months and dividing the sum by 13. A turnover rate of 100% would occur if all of a Fund’s portfolio securities (other than short-term securities) were replaced once in a period of one year. If a Fund were to write a substantial number of options, which are exercised, the portfolio turnover rate of that Fund would increase. Increased portfolio turnover results in increased brokerage costs, which a Fund must pay, and the possibility of more short-term gains, distributions of which are taxable as ordinary income.

The Funds will trade their portfolio securities without regard to the length of time for which they have been held. To the extent that a Fund’s portfolio is traded for short-term market considerations and portfolio turnover rate exceeds 100%, the annual portfolio turnover rate of the Fund could be higher than most mutual funds.

Purchase Warrants. Each Fund may invest in purchase warrants and similar rights. Purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. These Funds may not invest more than 5% of each Fund’s respective net assets in purchase warrants and similar rights.

Real Estate Investment Trust Securities. Each Fund may invest in real estate investment trusts (“REITs”). REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

The REITs in which the Funds may invest may be affected by economic forces and other factors related to the real estate industry. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. REITS whose underlying assets include long-term health care properties; such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Each Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Code, and/or fail to qualify for an exemption from registration as an investment company under the 1940 Act. Mortgage REITs may be affected by the quality of the credit extended. A REIT’s return may be adversely affected when interest rates are high or rising.

Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500®.

Repurchase Agreements. Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

The repurchase price under the repurchase agreements described above generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with whom the Funds may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price.

Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account with the Fund’s custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities.

Restricted and Illiquid Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Illiquid securities include: repurchase agreements and time deposits with a notice or demand period of more than seven days; interest rate; currency, mortgage and credit default swaps; interest rate caps; floors and collars; municipal leases; certain restricted securities, such as those purchased in a private placement of securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid; and certain over-the-counter options. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Each Fund may purchase securities which are not registered under the Securities Act but which may be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act (“Restricted Securities”). These securities will not be considered illiquid so long as it is determined by the Adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

The Adviser will monitor the liquidity of Restricted Securities held by a Fund under the supervision of the Company’s Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

Risk Considerations of Medium Grade Securities. Obligations in the lowest investment grade (i.e., BBB or Baa), referred to as “medium grade” obligations, have speculative characteristics, and changes in economic conditions and other factors are more likely to lead to weakened capacity to make interest payments and repay principal on these obligations than is the case for higher rated securities. In the event that a security purchased by a Fund is subsequently downgraded below investment grade, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security.

Special Situation Companies. Each Fund may invest in “Special Situations.” The term “Special Situation” shall be deemed to refer to a security of a company in which an unusual and possibly non-repetitive development is taking place which, in the opinion of the investment adviser of the Fund, may cause the security to attain a higher market value independently, to a degree, of the trend in the securities market in general. The particular development (actual or prospective), which may qualify a security as a “Special Situation,” may be one of many different types.

Such developments may include, among others, a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business; a reorganization; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution of cash, securities or other assets; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company’s stock; a new or changed management; or material changes in management policies. A “Special Situation” may often involve a comparatively small company, which is not well known, and which has not been closely watched by investors generally, but it may also involve a large company. The fact, if it exists, that an increase in the company’s earnings, dividends or business is expected, or that a given security is considered to be undervalued, would not in itself be sufficient to qualify as a “Special Situation.” A Fund may invest in securities (even if not “Special Situations”) which, in the opinion of the investment adviser of the Fund, are appropriate investments for the Fund, including securities which the investment adviser of the Fund believes are undervalued by the market. A Fund shall not be required to invest any minimum percentage of its aggregate portfolio in “Special Situations,” nor shall it be required to invest any minimum percentage of its aggregate portfolio in securities other than “Special Situations.”

Securities of Unseasoned Issuers.  Each Fund may invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, to the extent consistent with each Fund’s primary investment strategies as set forth in the Prospectuses and with each Fund’s policy on investments in illiquid securities. The term “unseasoned” refers to issuers which, together with their predecessors, have been in operation for less than three years.

U.S. Government Obligations.  Each Fund may purchase U.S. government agency and instrumentality obligations that are debt securities issued by U.S. government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government or by U.S. Treasury guarantees, such as securities of the Ginnie Mae and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of Freddie Mac and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of Fannie Mae and the Federal Loan Banks. Such guarantees of U.S. government securities held by a Fund do not, however, guarantee the market value of the shares of the Fund. There is no guarantee that the U.S. government will continue to provide support to its agencies or instrumentalities in the future. U.S. government obligations that are not backed by the full faith and credit of the U.S. government are subject to greater risks than those that are backed by the full faith and credit of the U.S. government.  All U.S. government obligations are subject to interest rate risk.

Each Fund’s net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government, including, but not limited to, options and futures on such obligations. The maturities of U.S. government securities usually range from three months to thirty years. Examples of types of U.S. government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. U.S. government securities may include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). The interest rate of TIPS, which is set at auction, remains fixed throughout the term of the security and the principal amount of the security is adjusted for inflation. The inflation-adjusted principal is not paid until maturity. The Funds do not presently intend to invest more than 5% of each Fund’s respective net assets in U.S. government obligations.

Special Note Regarding Market Events. Events in the financial sector over the past few years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments. It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ holdings.

Structured Securities. Each Fund may invest in structured securities. The value of the principal of and/or interest on structured securities is determined by reference to changes in the value of specific currencies, commodities, securities, indices or other financial indictors (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, notes where the principal repayment at maturity is determined by the value of the relative change in two or more specified securities or securities indices.

The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, a Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the security at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

Temporary Investments. Although the Funds invest primarily in equity securities, for temporary defensive purposes, each Fund may hold cash or invest in a variety of money market instruments and short-term and medium-term debt securities including: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations which may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined in Section 2(a) (42) of the 1940 Act). As used in this SAI and in the Prospectuses, “shareholder approval” and a “majority of the outstanding shares” of a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund.  Each Fund’s investment goals and strategies described in the Prospectuses may be changed by the Company’s Board of Directors without the approval of the Fund’s shareholders.

Each Fund may not:

1.               Borrow money except that (a) a Fund may borrow from banks or through reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets (including the amount borrowed); and (b) a Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings. For purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets;

2.               Issue senior securities as defined in the 1940 Act, except as permitted by rule, regulation or order of the SEC;

3.               Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4.               Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

5.               Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.               Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan; or

7.               Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities); or

8.               Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of a Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Fund, except that up to 25% of the value of a Fund’s total assets may be invested without regard to such limitations.

For purposes of Investment Limitation No. 1, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

In addition to the fundamental investment limitations specified above, each Fund may not:

Purchase any securities which would cause 25% or more of the value of a Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) each Fund may invest up to 30% of its total assets in ETFs to the extent permitted by the 1940 Act and applicable SEC orders.

In addition to the fundamental investment limitations specified above, the Funds are subject to the following non-fundamental limitations. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Each Fund may not:

1.	Make investments for the purpose of exercising control or management, but investments by a Fund in wholly-

owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management; or

2.

Purchase securities on margin, except that a Fund may use margin to the extent necessary to engage in short sales and may obtain such short-term credits as are necessary for the clearance of portfolio transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

3.	Pledge, manage or hypothecate assets, except as permitted by the 1940 Act.

Each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act and applicable SEC orders. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Securities held by the Funds generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

If a percentage restriction under one of the Funds’ investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by a Fund).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Company has adopted, on behalf of the Funds, a policy relating to the disclosure of each Fund’s portfolio securities to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders. The policies relating to the disclosure of the Funds’ portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of the Company that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

The Company discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, the Company will disclose the Funds’ portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR and Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The Adviser currently makes the Funds’ complete portfolio holdings, top ten holdings, sector weightings and other portfolio characteristics publicly available on its web site, www.robecoinvest.com as disclosed in the following table:

Information Posting	Frequency of Disclosure	Date of Web Posting

Complete Portfolio Holdings	Monthly	[15 days after the end of each calendar month]

Top 10 Portfolio Holdings and other portfolio characteristics	Monthly	[15 days after the end of each calendar month]

* The complete long positions only for the Funds will be publicly available on the Adviser’s website at www.robecoinvest.com.

The scope of the information relating to the Funds’ portfolios that is made available on the web site may change from time to time without notice. The Adviser or its affiliates may include each Fund’s portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

The Company may distribute or authorize the distribution of information about the Funds’ portfolio holdings that is not publicly available to its third-party service providers of the Company, which include The Bank of New York Mellon, the custodian; BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the administrator, accounting agent and transfer agent;                           , the Funds’ independent registered public accounting firm; Drinker Biddle & Reath LLP, legal counsel; Merrill Corporation and Command Financial, the financial printers; and RiskMetrics Group, the Funds’ proxy voting service. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in a Fund’s portfolio.

Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 15-day time lag. The foregoing disclosures are made pursuant to the Company’s policy on selective disclosure of portfolio holdings. The Board of Directors of the Company or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions. Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the Funds’ portfolios.

The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of the Funds.

Any violations of the policy set forth above as well as any corrective action undertaken to address such violations must be reported by the Adviser, director, officer or third party service provider to the Company’s Chief Compliance Officer, who will determine whether the violation should be reported immediately to the Board of Directors of the Company or at its next quarterly Board meeting.

MANAGEMENT OF THE COMPANY

Company Leadership Structure

The business and affairs of the Company are managed under the oversight of the Company’s Board of Directors (the “Board”), subject to the laws of the State of Maryland and the company’s Charter.

The Directors are responsible for deciding matters of overall policy and overseeing the actions of the Company’s service providers. The officers of the Company conduct and supervise the Company’s daily business operations.

Directors who are not deemed to be “interested persons” of the Company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Board is currently composed of five Independent Directors and three Interested Directors. The Board has selected Arnold M. Reichman, an Independent Director, to act as Chairman. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and the Company’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Company’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The Board has established four standing committees — Audit, Executive, Nominating and Governance, and Regulatory Oversight Committees. The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

The Board has determined that the Company’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Directors and Executive Officers

The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director

DISINTERESTED DIRECTORS

Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 03/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company) WT Mutual Fund; (registered investment company) Independence Blue Cross; IntriCon Corporation (body worn device company)

Francis J. McKay 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/35	Director	1988 to present	Retired; Executive Vice President and Chief Operating Officer, Fox Chase Cancer Center (biomedical research and medical care) (1981-2004).	18	None

Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Director, Gabelli Group Capital Partners, L.P. (an investment partnership) from 2000 to 2006.	18	None

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director

Marvin E. Sternberg 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/34	Director	1991 to present	Since 1974, Chairman, Director and President, MTI Holding Group, Inc. (formerly known as Moyco Technologies, Inc.) (manufacturer of dental products and precision coated and industrial abrasives).	18	MTI Holding Group Inc. (formerly known as Moyco Technologies, Inc.)

Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City. Founding Partner, Straniere Law Firm (1980 to present); Partner, Gotham Strategies (consulting firm) (2005 to 2008); Partner, The Gotham Global Group (consulting firm) (2005 to 2008); President, The New York City Hot Dog Company (2005 to present); Partner, Kanter-Davidoff (law firm) (2006 to 2007).	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

INTERESTED DIRECTORS(2)

Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Since 1969, Director and Vice Chairman, Comcast Corporation (cable television and communications).	18	Comcast Corporation; AMDOCS Limited (service provider to telecommunications companies)

Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Director and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc., formerly Fahnestock & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company)(until 2009)

J. Richard Carnall103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	18	Cornerstone Bank

OFFICERS

Salvatore Faia, Esquire, CPAVigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President June 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.), Inc. from 2002 to 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A

Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	June 2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) (financial services company)	N/A	N/A

Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present

Since 2005, Vice President and Counsel, BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.), Inc. (financial services company); Associate, Stradley, Ronon, Stevens & Young, LLC (law firm) from 1999 to 2005.

				N/A	N/A

James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (financial services company)	N/A	N/A

Michael P. Malloy One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996 DOB: 07/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*                        Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

(1)                 Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until the last day of year 2011, whichever is later, or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

(2)                 Messrs. Brodsky, Carnall and Sablowsky are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Brodsky is an “Interested Director” of the Company because a family foundation and certain family trusts own shares of JPMorgan Chase & Co. The investment adviser to the Company’s Bear Stearns CUFS MLP Mortgage Portfolio, Bear Stearns Asset Management, Inc., is an indirect subsidiary of JPMorgan Chase. Mr. Carnall is an “interested Director” of the Company because he owns shares of The PNC Financial Services Group, Inc. (“PNC”).  PNC owns a controlling interest in BlackRock, Inc., the parent company of BlackRock Institutional Management Corporation, the investment adviser to the Company’s Money Market Portfolio.  Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as an officer of Oppenheimer & Co., Inc., a registered broker-dealer.

Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years.  Each Director possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Director.  The cumulative background of each Director led to the conclusion that each Director should serve as a Director of the Company.  Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies.  Mr. McKay has demonstrated leadership and management abilities as evidenced in his senior executive positions in the healthcare industry.  Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience.  Mr. Sternberg has over 35 years of senior executive level management experience in the manufacturing sector.  Mr. Straniere has been a practicing attorney for over 30 years and has served on the board of an asset management company and another registered investment company.  Mr. Brodsky has over 40 years of senior executive level management experience in the cable television and communications industry.  Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the financial services industry.  Mr. Carnall has decades of senior executive-level management experience in the banking and financial services industry and also serves on the boards of various corporations and a bank.

Standing Board Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of one Interested Director and three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Giordano, McKay and Sternberg. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. [The Audit Committee convened three times during the fiscal year ended August 31, 2011.]

Executive Committee. The Board has an Executive Committee comprised of one Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Giordano, Reichman, Sablowsky and Sternberg. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session. [The Executive Committee did not meet during the fiscal year ended August 31, 2011.]

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised only of Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Giordano, McKay and Reichman. The Nominating and Governance Committee recommends to the Board of Directors all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. [The Nominating and Governance Committee convened twice during the fiscal year ended August 31, 2011.]

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee compromised of two Interested Directors and two Independent Directors. The current members of the Regulatory Oversight Committee are Messrs. Carnall, Reichman, Sablowsky and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. [The Regulatory Oversight Committee convened five times during the fiscal year ended August 31, 2010.]

Risk Oversight

The Board of Directors performs its risk oversight function for the Company through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Company’s investment advisers and other service providers, Company officers and the Company’s Chief Compliance Officer.  The Company is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk.  Day-to-day risk management with respect to the Company is the responsibility of the Company’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Company’s investment management and business affairs.  Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Company’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Company’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Company’s Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on the Company’s investment advisers and other service providers, with respect to the day-to-day activities of the Company, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Company’s business and reputation.

Board oversight of risk management is also provided by various Board Committees.  For example, the Audit Committee meets with the Company’s independent registered public accounting firms to ensure that the Company’s respective audit scopes include risk-based considerations as to the Company’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities.

Director Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Fund and in all of the portfolios (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him), as of December 31, 2010.

Name of Director	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies

INDEPENDENT DIRECTORS

Nicholas A. Giordano	[ ]	[ ]
Francis J. McKay	[ ]	[ ]
Arnold M. Reichman	[ ]	[ ]
Marvin E. Sternberg	[ ]	[ ]
Robert A. Straniere	[ ]	[ ]

INTERESTED DIRECTORS

Julian A. Brodsky	[ ]	[ ]
J. Richard Carnall	[ ]	[ ]
Robert Sablowsky	[ ]	[ ]

Directors’ and Officers’ Compensation

Effective February 1, 2010, the Company pays each Director a retainer at the rate of $17,500 annually, $3,500 for each regular meeting of the Board of Directors, $1,500 for each committee meeting or special meeting of the Board of Directors attended in person, $1,000 for each committee meeting or special meeting of the Board of Directors and Committee meeting attended telephonically.  From July 1, 2009 to February 1, 2010, the Company paid each Director a retainer at the rate of $17,500 annually, $3,000 for each regular meeting of the Board of Directors, $1,500 for each special meeting of the Board of Directors attended in person, $1,000 for each Committee meeting attended in person, $1,000 for each special meeting of the Board of Directors and Committee meeting attended telephonically lasting one hour or longer and $500 for each special meeting of the Board of Directors or Committee meeting attended telephonically lasting for less than one hour. From October 1, 2008 to July 1, 2009, the Company paid each Director a retainer at the rate of $17,500 annually, $3,500 for each regular meeting of the Board of Directors, $1,500 for each special meeting of the Board of Directors and Committee meeting attended in person and $1,000 for each special meeting of the Board of Directors and Committee meeting attended telephonically. From March 1, 2008 to October 1, 2008 the Company paid each Director a retainer at the rate of $17,500 annually, $3,500 for each regular meeting of the Board of Directors and $500 for each special meeting of the Board of Directors and Committee meeting lasting up to one hour or $1,500 for each special meeting of the Board of Directors and Committee meeting lasting over one hour attended by a Director or in which he participated, whether or not it was held in conjunction with a Board meeting. From May 23, 2007 to March 1, 2008 the Company paid each Director a retainer at the rate of $17,500 annually, $3,500 per meeting of the Board of Directors and $500 for each committee meeting lasting up to one hour or $1,500 for each committee meeting lasting over one hour attended by a Director or in which he participates, whether or not it is held in conjunction with a Board meeting. Prior to November 15, 2007, no Director was paid for a committee meeting if it was held in conjunction with a Board meeting. The Chairman of the Board receives an additional fee of $12,000 per year for his services in this capacity, and each Chairman of the Audit Committee, Nominating and Governance Committee and Regulatory Oversight Committee receives an additional fee of $4,000 per year for his services. From July`1, 2009 to February 1, 2010, the Chairman of the Board received an additional fee of $9,000 per year for his services in this capacity, and each Chairman of the Audit Committee, Nominating and Governance Committee and Regulatory Oversight Committee received an additional fee of $3,000 per year for his services.  Prior to July 1, 2009, the Chairman of the Board received an additional fee of $12,000 per year for his services in this capacity, and each Chairman of the Audit Committee, Nominating and Governance Committee and Regulatory Oversight Committee received an additional fee of $4,000 per year for his services.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Company also compensates its President and Chief Compliance Officer for his services to the Company. Prior to June 1, 2009 Edward J. Roach served as President and Treasurer of the Company and was compensated for his services. For the fiscal year ended August 31, 2010, each of the following members of the Board of Directors and the President, Treasurer and Chief Compliance Officer received compensation from the Fund in the following amounts:

Name of Director/Officer	Aggregate Compensation from Fund		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors or Officers

Independent Directors:

Nicholas A. Giordano, Director	$	[ ]	N/A	N/A	$	[ ]
Francis J. McKay, Director	$	[ ]	N/A	N/A	$	[ ]
Arnold M. Reichman, Director and Chairman	$	[ ]	N/A	N/A	$	[ ]
Marvin E. Sternberg, Director	$	[ ]	N/A	N/A	$	[ ]
Robert A. Straniere, Director	$	[ ]	N/A	N/A	$	[ ]

Interested Directors:

Julian A. Brodsky, Director	$	[ ]	N/A	N/A	$	[ ]
J. Richard Carnall, Director	$	[ ]	N/A	N/A	$	[ ]
Robert Sablowsky, Director	$	[ ]	N/A	N/A	$	[ ]

Officers:

Salvatore Faia, Esquire, CPA Chief Compliance Officer and President	$	[ ]	N/A	N/A	$	[ ]
Joel Weiss, Treasurer	$	[ ]	N/A	N/A	$	[ ]

[As of December 31, 2010, the Independent Directors and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Company’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.]

On October 24, 1990, the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees, pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. Edward J. Roach, who served as President and Treasurer until June 1, 2009, has been the only employee who has participated in the Fund Office Retirement Profit-Sharing Plan and Trust Agreement. No officer, director or employee of the Adviser or the distributor currently receives any compensation from the Company.

CODE OF ETHICS

The Company, the Adviser and BNY Mellon Distributors Inc. (“BNY Mellon Distributors”) have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

PROXY VOTING

The Board of Directors has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by each Fund to the Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by its general fiduciary duty to act prudently and in the interest of the Funds. The Adviser will consider factors affecting the value of the Funds’ investments and the rights of shareholders in its determination on voting portfolio securities.

The Adviser has adopted proxy voting procedures with respect to voting proxies relating to portfolio securities held by the Funds. The Adviser employs a third party service provider, RiskMetrics Group, to assist in the voting of proxies. These procedures have been provided to the service provider, who analyzes the proxies and makes recommendations, based on the Adviser’s policy, as to how to vote such proxies. A copy of the Adviser’s Proxy Voting Policies are included with this SAI. Please see Appendix B to this SAI for further information.

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12- month period ended June 30 will be available, without charge, upon request, by calling 1-888-261-4073 or by visiting the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, no shares of the Funds were outstanding.

As of [                  ], 2011, the Directors and officers as a group owned [      ]% of the [Schneider Value Fund] and [less than 1% of the outstanding shares of each other portfolio or class within the Company].

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Founded in 1929, Robeco Groep N.V. is one of the world’s oldest asset management organizations and advisers to investment funds. As of August 31, 2011, Robeco Investment Management Inc., had approximately $21.0 billion (USD) in assets under management. Robeco Groep N.V. is 100% owned by Rabobank Nederland (“Rabobank”). Rabobank is a cooperative bank that is owned by a large number of local banks in the Netherlands.

In addition, by virtue of its common control under its parent company, Rabobank, Robeco is also affiliated with three broker dealers: Robeco Securities L.L.C., Harbor Funds Distributors, Inc. and Rabo Securities USA, Inc. Robeco does not execute trades through any of these affiliates.

Robeco has investment discretion for the Funds and will make all decisions affecting the assets of the Funds under the supervision of the Company’s Board of Directors and in accordance with each Fund’s stated policies. Robeco will select investments for the Funds.

Subject to the supervision of the Company’s Board of Directors, Robeco will provide for the overall management of the Funds, including (i) the provision of a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of what securities and other investments will be purchased, retained or sold by the Funds, and (iii) the placement from time to time of orders for all purchases and sales made for the Funds. Robeco will provide the services rendered by it in accordance with the Funds’ investment goals, restrictions and policies as stated in the Prospectuses and in this SAI.

For its services to the Funds, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreements computed at an annual rate of 0.90% of the Global Equity Fund’s average daily net assets and 0.90% of the International Equity Fund’s average daily net assets. Until December 31, 2012, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Institutional Class of the Global Equity Fund and the International Equity Fund of 1.30% (other than acquired funds fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, taxes or interest). Until December 31, 2012, Robeco has also agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Investor Class of the Global Equity Fund and the International Equity Fund of 1.55% (other than acquired funds fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, taxes or interest).

Each class of the Funds bears its own expenses not specifically assumed by Robeco. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company’s Board of Directors in such manner as it deems to be fair and equitable. Expenses borne by a portfolio include, but are not limited to the expenses listed in the Prospectuses and the following (or a portfolio’s share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Robeco; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its Directors and officers; (g) organizational costs; (h) fees to the investment advisers and BNY Mellon; (i) fees and expenses of officers and Directors who are not affiliated with a portfolio’s investment adviser or BNY Mellon Distributors; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders’ meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors’ and officers’ liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio’s investment adviser under its advisory agreement with the portfolio. Each class of the Funds pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

Under the Advisory Agreements, Robeco will be liable for any error of judgment or mistake of law or for any loss suffered by the Funds or the Company in connection with the performance of the Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Robeco in the performance of its duties or from reckless disregard of their duties and obligations thereunder. The Advisory Agreements for the Funds were approved on September 13, 2011 for an initial term ending August 16, 2013 by a vote of the Company’s Board of Directors, including a majority of those Directors who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of such parties. The Advisory Agreements for the Funds are terminable by vote of the Company’s Board of Directors or by the holders of a majority of the outstanding voting securities of each of the Funds, at any time without penalty, on 60 days’ written notice to Robeco. The Advisory Agreements may also be terminated by Robeco on 60 days’ written notice to the Company. The Advisory Agreements terminate automatically in the event of assignment thereof. Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board of Directors’ approval of the continuation of each Fund’s investment advisory agreement will be availabe in the Funds’ semi-annual report to shareholders dated February 28, 2012, which may be obtained, when available, by calling (888) 261-4073 or visiting the SEC’s website at www.sec.gov.

Portfolio Managers

Description of Compensation. Portfolio managers’ compensation generally is comprised of a base salary and a discretionary bonus. The discretionary bonus is based upon the unique structure of each team and consideration may be given to one or more of the following criteria, depending on the team.

•                  Individual Contribution: a subjective evaluation of the professional’s individual contribution based on the individual’s goals and objectives established at the beginning of each year;

•                  Product Investment Performance: the performance of the investment product(s) with which the individual is involved versus the pre-designed index based on the excess return and the level of risk, or tracking error, of the product;

•                  Investment Team Performance: the financial results of the Portfolio Manager’s investment group; and

•                  Firm-Wide Performance: the overall financial performance of the firm.

Compensation for portfolio managers who are also members of Robeco’s senior management team is typically derived from a base salary and a discretionary bonus. The bonus is largely tied to firm financial performance against established goals and aligned with the primary focus on investment performance results versus benchmarks.

Robeco offers a profit participation plan that is centered on investment professionals and enables them to participate in the firm’s performance. The incentive plan provides for the issuance of restricted shares and options that represent 20% of Robeco’s equity. The restricted shares and options vest over three to five years and are perpetual; when shares are redeemed, new shares will be issued. This feature ties investment professionals’ incentive to multi-period time frames.

Other Accounts. The table below discloses accounts, other than the Funds, for which each Portfolio Manager is primarily responsible for the day-to-day portfolio management, as of August 31, 2011.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)

1. Joseph F. Feeney, Jr.	Registered Investment
Companies:
Other Pooled Investment
Vehicles:
Other Accounts:

2. Christopher K. Hart	Registered Investment
Companies:
Other Pooled Investment
Vehicles:
Other Accounts:

Conflict of Interest. Investment decisions for the Funds’ portfolios are made in conjunction with decisions for other accounts and/or funds for the same strategy. The Adviser recognizes that potential conflicts may arise with respect to the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds, separately managed accounts of high net worth individuals and institutional investors, and the other funds. These risks include, but may not be limited to: differing fee structures (including performance based fees), differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices. Private investment partnerships, registered funds and separately managed accounts are generally invested pari passu thus mitigating many of the perceived risk associated with simultaneous management if possible. Additionally, the Compliance Department has developed comprehensive monitoring policies and procedures designed to mitigate any actual or perceived conflicts.

Securities Ownership. As of the date of this SAI, no shares of the Funds were outstanding and the Funds’ portfolio managers did not beneficially own any shares of the Funds.

Custodian Agreement

The Bank of New York Mellon, One Wall Street, New York, New York 10286 (the “Custodian”), is custodian of the Funds’ assets pursuant to a Custodian Agreement dated July 18, 2011, as amended. Under the Custodian Agreement, the Custodian: (a) maintains a separate account or accounts in the name of each Fund; (b) holds and transfers portfolio securities on account of each Fund; (c) accepts receipts and makes disbursements of money on behalf of each Fund; and (d) collects and receives all income and other payments and distributions on account of each Fund’s portfolio securities. The Custodian is authorized to select one or more banks or trust companies to serve as subcustodian on behalf of the Funds, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Funds harmless from the acts and omissions of any affiliated subcustodian or any domestic subcustodian. [For its services to the Funds under the Custodian Agreement, the Custodian receives a fee of [      ]% of average daily gross assets of each Fund calculated daily and payable monthly, or a minimum monthly fee of $[      ]for each Fund, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.]

Transfer Agency Agreement

BNY Mellon, 301 Bellevue Parkway, Wilmington, Delaware 19809, an affiliate of BNY Mellon Distributors, serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement dated November 5, 1991, as supplemented (the “Transfer Agency Agreement”), under which BNY Mellon: (a) issues and redeems shares of each Fund; (b) addresses and mails all communications by the Funds to record owners of the shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company’s Board of Directors concerning the operations of the Funds. BNY Mellon may, on 30 days’ notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. [For its services to the Funds under the Transfer Agency Agreement, BNY Mellon receives a fee at the annual rate of $[    ] per account in a Fund, with a minimum monthly fee of $[          ] per fund/class payable monthly on a pro rata basis, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.]

BNY Mellon also provides services relating to the implementation of the Company’s Anti-Money Laundering Program. The Company pays an annual fee, ranging from $3,000 - $50,000, based on the number of open accounts in each portfolio of the Company. In addition, BNY Mellon provides services relating to the implementation of the Funds’ Customer Identification Program, including verification of required customer information and the maintenance of records with respect to such verification. The Funds will pay BNY Mellon $2.25 per customer verification and $0.02 per month per record result maintained.

Administration and Accounting Agreement

BNY Mellon serves as administrator to the Funds pursuant to administration and accounting services agreements dated [                    ], 2011 (the “Administration Agreements”). BNY Mellon has agreed to furnish to the Funds statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds. In addition, BNY Mellon has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Funds. The Administration Agreements provide that BNY Mellon shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. BNY Mellon shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. [For its services to the Funds, BNY Mellon is entitled to receive a fee calculated at an annual rate of:

•                       0.08% of each Fund’s first $250 million of average daily net assets;

•                       0.065% of each Fund’s next $250 million of average daily net assets;

•                       0.055% of each Fund’s next $250 million of average daily net assets;

•                       0.040% of each Fund’s next $750 million of average daily net assets; and

•                       0.03% of each Fund’s average daily net assets in excess of $1.5 billion.

The minimum monthly fee will be $5,417 for each of the Funds, exclusive of Rule 38a-1 base compliance support services fees, costs of obtaining independent security market quotes, data repository and analytics suite access fees and out-of-pocket expenses.]

The Administration Agreements provide that BNY Mellon shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or a Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

On June 1, 2003, the Company entered into a regulatory administration services agreement with BNY Mellon. Under this agreement, BNY Mellon has agreed to provide regulatory administration services to the Company. These services include the preparation and coordination of the Company’s annual post-effective amendment filing and supplements to the Funds’ registration statement, the preparation and assembly of board meeting materials, and certain other services necessary to the Company’s regulatory administration. BNY Mellon receives an annual fee based on the average daily net assets of the portfolios of the Company.

DISTRIBUTION ARRANGEMENTS

Distribution Agreement and Plans of Distribution

BNY Mellon Distributors Inc., whose principal business address is 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the underwriter to the Funds pursuant to the terms of a distribution agreement, dated as of July 1, 2010, as supplemented (the “Distribution Agreement”).

Institutional Class. Pursuant to the Distribution Agreement, BNY Mellon Distributors will use appropriate effort to solicit orders for the sale of each Fund’s shares. BNY Mellon Distributors does not receive compensation from the Company for the distribution of the Funds’ Institutional Class shares; however, the Adviser pays an annual fee to BNY Mellon Distributors as compensation for underwriting services rendered to the Funds pursuant to the Distribution Agreement.

Investor Class. Pursuant to the Distribution Agreement and the related Plans of Distribution for the Investor Class (together, the “Investor Class Plans”), which were adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, BNY Mellon Distributors will use appropriate efforts to solicit orders for the sale of each Fund’s shares. Payments to BNY Mellon Distributors under the Investor Class Plans are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Investor Class including advertising, printing and mailing of prospectuses to others than current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing changes. As compensation for its distribution services, BNY Mellon Distributors receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Investor Class Plans, to be calculated daily and paid monthly by the Investor Class of each of the Funds at the annual rate set forth in the Investor Class Prospectus.

Among other things, the Plans provide that: (1) BNY Mellon Distributors shall be required to submit quarterly reports to the Directors of the Company regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Company’s Directors, including a majority of those Directors who are not “interested persons” (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by each Fund on the distribution of the Fund’s shares of a Class under the Plans shall not be materially increased without shareholder approval; and (4) while the Plans remain in effect, the selection and nomination of the Company’s Directors who are not “interested persons” of the Company (as defined in the 1940 Act) shall be committed to the discretion of such Directors who are not “interested persons” of the Company.

Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plans by virtue of his position with Oppenheimer Co., Inc., formerly Fahnestock Co., Inc., a broker-dealer.

Administrative Services Agent

BNY Mellon Distributors provides certain administrative services to the Institutional Class and Investor Class of each Fund that are not provided by BNY Mellon, pursuant to an Administrative Services Agreement, dated as of January 2, 2001, as supplemented, between the Company and BNY Mellon Distributors. These services include furnishing data processing and clerical services, acting as liaison between the Funds and various service providers and coordinating the preparation of annual, semi-annual and quarterly reports. As of April 1, 2008, BNY Mellon Distributors no longer receives compensation for these services.

FUND TRANSACTIONS

Subject to policies established by the Board of Directors and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Adviser may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under its contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

Investment decisions for each Fund and for other investment accounts managed by the Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund.

PURCHASE AND REDEMPTION INFORMATION

You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund’s shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing that Fund’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that each Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the “NYSE”) is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions).

Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: (1) to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectuses from time to time; (2) if such redemption is, in the opinion of the Company’s Board of Directors, desirable in order to prevent the Company or any Fund from being deemed a “personal holding company” within the meaning of the Code; (3) or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company’s responsibilities under the 1940 Act.

Each Fund has the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the particular Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for.

Automatic Investment Plan

The Automatic Investment Plan enables investors to make regular (monthly or quarterly) investments ($5,000 minimum for Institutional Class and $100 minimum for Investor Class), in Institutional Class shares of any Fund through an automatic withdrawal from your designated bank account by simply completing the Automatic Investment Plan application. Please call the Transfer Agent at (888) 261-4073 to enroll. By completing the enrollment form, you authorize the Funds’ Custodian to periodically draw money from your designated account, and to invest such amounts in account(s) with the fund(s) specified. The transaction will be automatically processed to your mutual fund account on or about the first business day of the month or quarter you designate.

If you elect the Automatic Investment Plan, please be aware that: (1) the privilege may be revoked without prior notice if any check is not paid upon presentation; (2) the Funds’ Custodian are under no obligation to notify you as to the non-payment of any check, and (3) this service may be modified or discontinued by the Funds’ Custodian upon thirty (30) days’ written notice to you prior to any payment date, or may be discontinued by you by written notice to the Transfer Agent at least ten (10) days before the next payment date.

OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE,
PURCHASES AND REDEMPTIONS

The following information supplements the information in the Prospectuses under the caption “Shareholder Information.” Please see the Prospectuses for more complete information.

Other Purchase Information

If shares of a Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner’s account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner’s transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Systematic Withdrawal Plan

A systematic withdrawal plan (the “Systematic Withdrawal Plan”) is available to shareholders of the Funds whose shares are worth at least $10,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $100.

Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. See “Shareholder Information” in the Prospectuses. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

TELEPHONE TRANSACTION PROCEDURES

The Company’s telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company’s records; (3) requiring the Company’s service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than BNY Mellon Distributors), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller’s authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

VALUATION OF SHARES

Subject to the approval of the Company’s Board of Directors, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the securities being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on a Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Funds’ Valuation Committee under the direction of the Company’s Board of Directors.

TAXES

General

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its the Fund’s business of investing in such stock, securities, or currencies, or net income derived from an interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its the Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such the issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as and futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, [      ] billion shares have been classified into [          ] classes, however, the Company only has [      ] active share classes that have begun investment operations. Under the Company’s charter, the Board of Directors has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of each class of the Company will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

Shareholder Approvals. As used in this SAI and in the Prospectuses, “shareholder approval” and a “majority of the outstanding shares” of the Funds means, with respect to the approval of the advisory agreement. Distribution Plan or a change in the Fund’s investment objective or a fundamental investment limitation, the lesser of (1) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of the outstanding shares of the Funds are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Funds.

MISCELLANEOUS

Counsel

The law firm of Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, Pennsylvania 19103-6996, serves as independent counsel to the Company and the Disinterested Directors.

Independent Registered Public Accounting Firm

[Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103], serves as the Funds’ independent registered public accounting firm, and in that capacity audits the Funds’ financial statements.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

“A-3” — Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — An obligation is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“B-1” — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“R” — An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — an obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing exceptionally high ability to repay current liabilities as they fall due. Entities rated in this category are unlikely to be affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality, and indicates an entity possessing very high ability to repay current liabilities as they fall due and, in most cases, ratings in this category differ from “R-1 (high)” credits by relatively modest degree.  Entities rated in this category are unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is highly speculative credit quality.  There is a high level of uncertainty as to the capacity of the entity to meet short-term financial obligations as they fall due.

“D” — A security rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments.  “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

“AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments.  It differs from the highest-rated obligors only to a small degree.

“A” — An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

“BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

“BB,” “B,” “CCC” and “CC” — Obligors rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “CC” the highest.  While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“B” — An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

“CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

“CC” — An obligor rated “CC” is currently highly vulnerable.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“R” —  An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.  A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility.  A “CC” rating indicates very high levels of credit risk.  Default of some kind appears probable.  “C” ratings signal exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill.

“RD” — indicates an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

“D” — indicates an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable.  This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default.  Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” long-term rating category or to categories below “B”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is defined to be speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” —Long-term debt rated in any of these categories is very highly speculative credit quality and is in danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” implies a financial obligation has not been met or its is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

(“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•  Amortization schedule-the larger the final maturity relative to other maturities the more likely it will be treated as a note; and

•  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

Robeco Investment Management

Proxy Voting Policies

[to be added]

B-1

THE RBB FUND, INC.

PEA 142

PART C: OTHER INFORMATION

Item 28.	EXHIBITS

(a)	Articles of Incorporation.

(1)

Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)

Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)

Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(7)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(8)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(9)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(10)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)

Articles of Amendment of Registrant (Boston Partners Bond Fund - Institutional Class and Boston Partners Bond Fund - Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)

Articles Supplementary to Charter of the Registrant (Boston Partners All-Cap Value Fund - Institutional Class and Boston Partners Bond Fund - Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)

Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)

Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund — Investor Class, Robeco WPG Core Bond Fund — Institutional Class, Robeco WPG Tudor Fund — Institutional Class, Robeco WPG Large Cap Growth Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund — Investor Class, Robeco WPG Core Bond Fund — Institutional Class, Robeco WPG Tudor Fund — Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)

Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)

Articles of Amendment of Registrant (Robeco WPG Core Bond Fund — Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund — Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)

Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(44)

Articles of Amendment of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(45)

Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(46)

Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(47)

Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(48)

Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(49)

Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(50)

Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund — Investor Class) are incorporated herein by reference to Post-Effective Amendment No.113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

(51)

Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No.114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

(52)

Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No.116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

(53)

Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

(54)

Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(55)

Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on April 23, 2009.

(56)

Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(57)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

(58)

Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(59)

Articles of Amendment of Registrant (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010..

(60)	Articles Supplementary of Registrant (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund) are filed herewith.

(b)	By-Laws.

(1)	By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(c)	Instruments Defining Rights of Security Holders.

(1)

See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)	Investment Advisory Contracts.

(1)

Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)

Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(4)

Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

(5)

Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(6)

Investment Advisory Agreement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

(7)

Amendment to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(8)

Investment Advisory Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

(9)

Investment Advisory Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(10)

Amended and Restated Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(11)

Investment Advisory Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)

Investment Advisory Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisors is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(13)

Investment Advisory Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund, f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(14)

Investment Advisory Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(15)

Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(16)

Investment Advisory Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(17)

Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

(18)

Contractual Fee Waiver Agreement (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(19)

Contractual Fee Waiver Agreement (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(20)

Contractual Fee Waiver Agreement (Bogle Investment Management Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(21)

Form of Contractual Fee Waiver Agreement (Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco WPG Core Bond Fund, Robeco WPG Small Cap Value Fund and Robeco WPG 130/30 Large Cap Core Fund) is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

(22)

Contractual Fee Waiver Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(23)

Assumption Agreement (Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund) between Boston Partners Asset Management and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(24)

Assumption Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) between Weiss, Peck, & Greer Investments and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(25)

Investment Advisory Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(26)

Contractual Fee Waiver Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(27)

Investment Advisory Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(28)

Contractual Fee Waiver Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(29)

Investment Advisory Agreement (S1 Fund) between Registrant and Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 138 to the Registration Statement (No. 33-20827) filed on October 29, 2010.

(30)

Contractual Fee Waiver Agreement (S1 Fund) between Registrant and Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 138 to the Registration Statement (No. 33-20827) filed on October 29, 2010.

(31)

Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Argonaut Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(32)

Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Roaring Blue Lion Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(33)

Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Courage Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(34)

Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Cramer Rosenthal McGlynn LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(35)

Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Lauren Templeton Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(36)

Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Sandler Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(37)

Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Starwood Real Estate Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(38)

Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Trellus Management Co., LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(39)

Investment Advisory Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(40)

Contractual Fee Waiver Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(41)

Contractual Fee Waiver Agreement (Robeco Boston Partners All-Cap Value Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(42)	Form of Investment Advisory Agreement (Robeco Boston Partners Global Equity Fund) between Registrant and Robeco Investment Management Inc. is filed herewith.

(43)	Form of Investment Advisory Agreement (Robeco Boston Partners International Equity Fund) between Registrant and Robeco Investment Management Inc. is filed herewith.

(44)

Form of Contractual Fee Waiver Agreement (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund) between Registrant and Robeco Investment Management Inc. is filed herewith.

(e)	Underwriting Contracts.

(1)

Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(2)

Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Investor Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(3)

Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(4)

Distribution Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(5)

Distribution Agreement Supplement (Senbanc Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(6)

Distribution Agreement Supplement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

(7)

Distribution Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(8)

Distribution Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(9)

Distribution Agreement Supplements (Free Market U.S. Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(10)

Distribution Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(11)

Distribution Agreement Supplement (Free Market Fixed Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(12)

Distribution Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(13)

Form of Distribution Agreement Supplement (Perimeter Small Cap Growth Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(14)

Distribution Agreement between Registrant and BNY Mellon Distributors, Inc. (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(15)

Distribution Agreement Supplement (S1 Fund and Robeco Boston Partners Long/Short Research Fund) between Registrant and BNY Mellon Distributors, Inc. (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(f)	Bonus or Profit Sharing Contracts.

(1)

Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1997.

(2)

Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)	Custodian Agreements.

(1)

Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)

Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)

Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)

Custodian Agreement Supplement between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement (No. 33-20827) filed on November 27, 1996.

(6)

Custodian Agreement Supplement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(7)

Custodian Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(8)

Custodian Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(9)

Custodian Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(10)

Form of Custodian Agreement Supplement (Boston Partners Fund - formerly Long Short Equity) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(11)

Custodian Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(12)

Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(13)

Custodian Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(14)

Custodian Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(15)

Custodian Agreement Supplement (Senbanc Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(16)

Custodian Agreement among Registrant, PFPC Trust Company and Citibank, N.A., dated as of September 13, 2005, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

(17)

Custodian Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(18)

Custodian Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(19)

Custodian Agreement Supplement (Free Market U.S. Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(20)

Custodian Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(21)

Custodian Agreement Supplement (Free Market Fixed-Income Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(22)

Amendment No. 2 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

(23)

Custodian Agreement Supplement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2008.

(24)

Custodian Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(25)

Form of Custodian Agreement Supplement (Perimeter Small Cap Growth Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009

(26)

Form of Custodian Agreement Supplement (S1 Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(27)

Form of Custodian Agreement Supplement (Robeco Boston Partners Long/Short Research Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

	(28)	Custody Agreement dated July 18, 2011 between Registrant and The Bank of New York Mellon to be filed by amendment.

	(29)	Foreign Custody Manager Agreement dated July 18, 2011 between Registrant and The Bank of New York Mellon to be filed by amendment.

(h)		Other Material Contracts.

(1)

Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)

Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)

Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)

Transfer Agency Agreement (Bedford Money Market) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)

Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(7)

Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

(8)

Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

(9)

Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement (No. 33-20827) filed on October 25, 1995.

(10)

Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement (No. 33-20827) filed on July 30, 1996.

(11)

Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(12)

Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(13)

Administration and Accounting Services Agreement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated, May 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(14)

Administration and Accounting Services Agreement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(15)

Transfer Agency Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(16)

Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(17)

Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(18)

Administration and Accounting Services Agreement (Boston Partners Small Cap Value Fund II (formerly Boston Partners Micro Cap Value Fund)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(19)

Administrative and Accounting Services Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(20)

Transfer Agency Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(21)

Form of Transfer Agency Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(22)

Form of Administration and Accounting Services Agreement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(23)

Transfer Agency Agreement Supplement (Bogle Investment Management Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(24)

Non 12b-1 Shareholder Services Plan and Agreement (Bogle Investment Management Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(25)

Agreement between E*TRADE Group, Inc., Registrant and Registrant’s principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(26)

Administration and Accounting Services Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(27)

Transfer Agency Supplement (Bear Stearns Money Market Family) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 33-20827) filed on December 4, 2001.

(28)

Form of Transfer Agency Supplement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(29)

Form of Administration and Accounting Services Agreement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(30)

Transfer Agency Supplement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(31)

Form of Administration and Accounting Services Agreement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(32)

Shareholder Servicing Agreement (Bogle Investment Management Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(33)

Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(34)

Regulatory Administration Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(35)

Administration and Accounting Services Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(36)

Transfer Agency Agreement Supplement (Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(37)

Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Tudor Fund — Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(38)

Administration and Accounting Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(39)

Transfer Agency Agreement Supplement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(40)

Amended Schedule A to Regulatory Administration Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(41)

Administration and Accounting Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(42)

Transfer Agency Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(43)

Amended Schedule A to Regulatory Administration Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(44)

Escrow Agreement (Money Market Portfolio) between Registrant, PFPC Trust Company, and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(45)

Interim Delegation Agreement (Money Market Portfolio) between Registrant, PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(46)

Administration and Accounting Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(47)

Amended Schedule A to Regulatory Administration Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(48)

Transfer Agency Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(49)

Transfer Agency Agreement Supplement (Free Market U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(50)

Transfer Agency Agreement Supplement (Free Market International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(51)

Transfer Agency Agreement Supplement (Free Market Fixed Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(52)

Amended Schedule A to Regulatory Administration Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(53)

Form of Transfer Agency Agreement Supplement (Red Flags Amendment) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2008.

(54)

Transfer Agency Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(55)

Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(56)

Form of Transfer Agency Agreement Supplement (Perimeter Small Cap Growth Fund) between the Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(57)

Administration and Accounting Services Agreement (Perimeter Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(58)

Amended Schedule A to the Regulatory Administration Services Agreement (Perimeter Small Cap Growth Fund) between the Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010..

(59)

Form of Administrative and Accounting Services Agreement (S1 Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(60)

Form of Transfer Agency Agreement Supplement (S1 Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(61)

Form of Amended Schedule A to Regulatory Administration Services Agreement (S1 Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(62)

Form of Administration and Accounting Services Agreement (Robeco Boston Partners Long/Short Research Fund) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(63)

Form of Transfer Agency Agreement Supplement (Robeco Boston Partners Long/Short Research Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(64)

Form of Amended Schedule A to Regulatory Administration Services Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(65)

Form of Money Market Fund Services Agreement to Delegation Agreement (Money Market Portfolio) between Registrant, BNY Mellon Investment Servicing (US) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.), and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010..

(i)	(1)	Opinion and Consent of Counsel to be filed by amendment.

	(2)	Consent of Counsel to be filed by amendment.

(j)		None.

(k)		None.

(l)		Initial Capital Agreements.

(1)

Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

(3)

Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

(4)

Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)

Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(6)

Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(7)

Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(8)

Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(9)

Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(10)

Purchase Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(11)

Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)

Purchase Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(13)

Purchase Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund, f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(14)

Purchase Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisers is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(15)

Purchase Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(16)

Purchase Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(17)

Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(18)

Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(19)

Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(20)

Purchase Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(21)

Form of Purchase Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

(22)

Purchase Agreement (S1 Fund) between Registrant and Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 138 to the Registration Statement (No. 33-20827) filed on October 29, 2010.

(23)

Form of Purchase Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(24)	Form of Purchase Agreement (Robeco Boston Partners Global Equity Fund) between Registrant and Robeco Investment Management Inc. is filed herewith.

(25)	Form of Purchase Agreement (Robeco Boston Partners International Equity Fund) between Registrant and Robeco Investment Management Inc. is filed herewith.

(m)		Rule 12b-1 Plan.

(1)

Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)

Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)

Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)

Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)

Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(7)

Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

(8)

Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(9)

Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

(10)

Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(11)

Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(12)

Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(13)

Plan of Distribution pursuant to Rule 12b-1 (Senbanc Fund) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(14)

Agreement between Registrant, Bear Stearns Securities Corp. and PFPC Distributors, Inc. dated as of November 17, 2005 is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on December 29, 2005.

(15)

Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Global Active Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on April 23, 2009.

(16)

Plan of Distribution pursuant to Rule 12b-1(Perimeter Small Cap Growth Fund — Investor Class) between Registrant and Perimeter Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(17)

Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners Long/Short Research Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(18)

Plan of Distribution pursuant to Rule 12b-1 (S1 Fund — R Shares) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(19)	Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners Global Equity Fund — Investor Class) is filed herewith.

	(20)	Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners International Equity Fund — Investor Class) is filed herewith.

(n)		Rule 18f-3 Plan.

	(1)	Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(p)		Code of Ethics.

	(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

	(2)	Code of Ethics of Robeco Investment Management is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(3)

Code of Ethics of Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(4)

Code of Ethics of Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(5)	Code of Ethics of PFPC Distributors, Inc is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(6)

Code of Ethics of J.J.B. Hilliard W.L. Lyons, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(7)	Code of Ethics of J.P Morgan Chase & Co. is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(8)

Code of Ethics of Marvin & Palmer Associates, Inc., is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(9)	Code of Ethics of Abundance Technologies, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(10)

Code of Ethics of Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(11)	Code of Ethics of Perimeter Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(12)	Code of Ethics of Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(13)	Code of Ethics of Argonaut Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(14)

Code of Ethics of Blue Lion Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(15)

Code of Ethics of Courage Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(16)

Code of Ethics of Cramer Rosenthal McGlynn LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(17)

Code of Ethics of Lauren Templeton Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(18)

Code of Ethics of Sandler Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(19)

Code of Ethics of Starwood Real Estate Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(20)

Code of Ethics of Trellus Management Co., LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30. INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreement between PNC Bank, N.A. (“PNC Bank”) and BlackRock Institutional Management Corporation (“BIMC”), dated April 29, 1998 and incorporated herein by reference to exhibit (d)(3), provide for the indemnification of BIMC and PNC Bank against certain losses.

Section 12 of each of the Investment Advisory Agreements between Registrant and Robeco Investment Management, Inc. (“Robeco”) (f/k/a Boston Partners Asset Management, LLC (“Boston Partners”) and Weiss, Peck & Greer Investments), incorporated herein by reference to exhibits (d)(4), (d)(6), (d)(8), (d)(10), (d)(13) ,(d)(39), (d)(42) and (d)(43), provides for the indemnification of Robeco against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(9) provides for the indemnification of Bogle against certain losses.

Section 9 of the Distribution Agreement between Registrant and BNY Mellon Distributors Inc. (f/k/a PFPC Distributors, Inc.), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of BNY Mellon Distributors Inc. against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons (“Hilliard”) dated April 29, 2008 and incorporated herein by reference as exhibit (d)(12) provides for the indemnification of Hilliard against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Schneider Capital Management (“Schneider”) incorporated herein by reference as exhibits (d)(5) and (d)(11) provides for the indemnification of Schneider against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., (“Bear Stearns”), on behalf of the Bear Stearns CUFS MLP Mortgage Portfolio, dated August 12, 2008 and incorporated herein by reference as exhibit (d)(14) provides for the indemnification of Bear Stearns against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Marvin & Palmer Associates, Inc., (“Marvin & Palmer Associates”) dated March 5, 2007 and incorporated herein by reference as exhibit (d)(16) provides for the indemnification of Marvin & Palmer Associates against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) dated December 31, 2007 and incorporated herein by reference as exhibit (d)(17) provides for the indemnification of Matson Money against certain losses.

Section 13 of the Investment Advisory Agreement between the Registrant and Sustainable Asset Management USA  (“SAM”), on behalf of the SAM Sustainable Global Active Fund, dated March 17, 2009 and incorporated herein by reference as exhibit (d)(25) provides for the indemnification of SAM against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Perimeter Capital Management (“Perimeter”) dated August 17, 2009 and incorporated herein by reference as exhibit (d)(27) provides for the indemnification of Perimeter against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Simple Alternatives, LLC (“SA”) dated September 30, 2010 and incorporated herein by reference as exhibit (d)(29) provides for the indemnification of SA against certain losses.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.

BlackRock Advisors, LLC:

BlackRock Advisors, LLC (“BA”) principal business address is 100 Bellevue Parkway, Wilmington, Delaware 19809. BA is registered under the Investment Advisers Act of 1940, as amended, and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BA for the past two fiscal years is as follows:

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer, Managing Director, and Director
	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock Cayco Limited, Grand Cayman, Cayman Islands	Director
	BlackRock Cayman Company, Georgetown, Grand Cayman, Cayman Islands	Director
	BlackRock Cayman Finco Limited, Grand Cayman, Cayman Islands	Director
	BlackRock Financial Management, Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Finco, LLC, Wilmington, DE	Director
	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman, Chief Financial Officer, and Managing Director
	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock Holdco 4, LLC, Wilmington, DE	Director
	BlackRock Holdco 6, LLC, Wilmington, DE	Director

	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Director
	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director
	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydney, Australia	Director
	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director
	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director
	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director
	BlackRock UK 1 LP,London, England	Chief Financial Officer and Managing Director
	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director
SSRM Holdings, Inc., Boston, MA
Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Capital Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Execution Services, San Francisco, CA	General Counsel, Managing Director and Secretary
	BlackRock Financial Management, Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Fund Distribution Company, San Francisco, CA	General Counsel, Managing Director and Secretary
	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary
	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary
	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary
	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary
	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary
	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary
Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director
	BlackRock, Inc., New York, NY	Chief Executive Officer and Director
	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer and Director
	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director
	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chief Executive Officer
	BlackRock Asset Management International, Inc., San Fancisco, CA	Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	Chief Executive Officer and Director
	BlackRock Capital Management, Inc., Wilmington, DE	Chief Executive Officer and Director
	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman and Director
	BlackRock Corporation US, Inc., San Francisco, CA	Chairman, Chief Executive Officer, and Director
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Chairman, Chief Executive Officer, and Director
	BlackRock Execution Services, San Francisco, CA	Chairman and Director
	BlackRock Financial Management, Inc., New York, NY	Chief Executive Officer and Director
	BlackRock Fund Advisors, San Francisco, CA	Chairman, Chief Executive Officer, and Director
	BlackRock Fund Distribution Company, San Francisco, CA	Chairman and Director
	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer and Director
	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director
	BlackRock Growth Partners, Inc., San Francisco, CA	Chairman, Chief Executive Officer, and Director

	BlackRock Holdco 2, Inc., Wilmington, DE	Chief Executive Officer
	BlackRock HPB Management, LLC, New York, NY	Director
	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director
	BlackRock Investments, LLC, Wilmington, DE	Chairman - Board of Managers
	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Executive Officer
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chairman, Chief Executive Officer, and Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chairman, Chief Executive Officer, and Director
	DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director
	iShares Delaware Trust Sponsor, LLC, Wilmington, DE	Director
	State Street Research & Management Company,Boston, MA	Chief Executive Officer and Director
	State Street Research Investment Services, Inc., Boston, MA	Director
	SSRM Holdings, Inc., Boston, MA	Chief Executive Officer and Director
Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director
	BlackRock, Inc., New York, NY	President and Director
	BlackRock Advisors, LLC, Wilmington, DE	President and Director
	BlackRock Advisors Holdings, Inc., New York, NY	President and Director
	BlackRock Advisors Singapore Pte. Ltd., Singapore	President
	BlackRock Asset Management International, Inc., San Francisco, CA	Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	President and Director
	BlackRock Capital Management, Inc., Wilmington, DE	President and Director
	BlackRock Capital Markets, LLC, Wilmington, DE	Director
	BlackRock Corporation US, Inc., San Francisco, CA	President and Director
	BlackRock Delaware Holdings, Inc., San Francisco, CA	President and Director
	BlackRock Execution Services, San Francisco, CA	Director

	BlackRock Financial Management, Inc., New York, NY	President and Director
	BlackRock Fund Advisors, San Francisco, CA	President and Director
	BlackRock Fund Distribution Company, San Francisco, CA	Director
	BlackRock Funding, Inc., Wilmington, DE	President and Director
	BlackRock Funding International, Ltd., Cayman Islands	President and Director
	BlackRock Growth Partners, Inc., San Francisco, CA	President and Director
	BlackRock Holdco 2, Inc. Wilmington, DE	President
	BlackRock International Holdings, Inc., New York, NY	President and Director
	BlackRock Investments, LLC, Wilmington, DE	Director - Board of Managers
	BlackRock Investment Management, LLC, Plainsboro, NJ	President
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director
	Carbon Capital III, Inc. New York, NY	Director
	iShares Delaware Trust Sponsor, LLC, San Francisco, CA	Director
	State Street Research & Management Company, Boston, MA	President and Director
	State Street Research Investment Services, Inc., Boston, MA	Director
	SSRM Holdings, Inc., Boston, MA	President and Director
Paul Audet, Senior Managing Director	BAA Holdings, LLC, Wilmington, DE	Senior Managing Director
	BlackRock, Inc., New York, NY	Senior Managing Director
	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director
	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Corporation US, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director
	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Holdco 2, Inc. Wilmington, DE	Senior Managing Director
	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Investment Management, LLC, Plainsboro, NJ	Senior Managing Director
	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Senior Managing Director
	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Senior Managing Director
	BlackRock UK 1 LP,London, England	Senior Managing Director
	State Street Research & Management Company, Boston, MA	Senior Managing Director
	SSRM Holdings, Inc., Boston, MA	Senior Managing Director
Charles Hallac, Senior Managing Director and Chief Operating Officer	BlackRock, Inc., New York, NY	Senior Managing Director and Chief Operating Officer
	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director and Chief Operating Officer
	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director and Chief Operating Officer
	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director and Chief Operating Officer
	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director and Chief Operating Officer
	BlackRock Corporation US, Inc., San Francisco, CA	Senior Managing Director and Chief Operating Officer
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director and Chief Operating Officer
	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director and Chief Operating Officer
	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director and Chief Operating Officer
	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director and Chief Operating Officer
	BlackRock Funding International, Ltd. Cayman Islands	Senior Managing Director and Chief Operating Officer
	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Senior Managing Director and Chief Operating Officer
	BlackRock India Private Ltd., Mumbai, India	Director
	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Chief Executive Officer, President and Director
	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director
	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydney, Australia	Director
	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director and Chief Operating Officer
	BlackRock Investment Management, LLC, Plainsboro, NJ	Senior Managing Director and Chief Operating Officer
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Senior Managing Director and Chief Operating Officer
	BlackRock Portfolio Investments, LLC,Wilmington, DE	Senior Managing Director and Chief Operating Officer
	State Street Research & Management Company, Boston, MA	Senior Managing Director and Chief Operating Officer
	SSRM Holdings, Inc., Boston, MA	Senior Managing Director and Chief Operating Officer
Barbara Novick, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director
	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director
	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Corporation US, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director
	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Funding International, Ltd., Cayman Islands	Senior Managing Director
	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Holdco 2, Inc., Wilmington, DE	Senior Managing Director

	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Investment Management, LLC, Plainsboro, NJ	Senior Managing Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Senior Managing Director
	SSRM Holdings, Inc., Boston, MA	Senior Managing Director
Peter Fisher, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director
	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director
	BlackRock Advisors Holdings, Inc.,New York, NY	Senior Managing Director
	BlackRock Advisors Singapore Pte. Limited, Singapore	Senior Managing Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Corporation US, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director
	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Funding International, Ltd. Cayman Islands	Senior Managing Director
	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Holdco 2, Inc. Wilmington, DE	Senior Managing Director
	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Investment Management, LLC, Plainsboro, NJ	Senior Managing Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Senior Managing Director
	State Street Research & Management Company, Boston, MA	Senior Managing Director
	SSRM Holdings, Inc., Boston, MA	Senior Managing Director

Susan Wagner, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director
	BlackRock, Inc., New York, NY	Vice Chairman
	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman
	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman
	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman
	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman
	BlackRock Corporation US, Inc., San Francisco, CA	Vice Chairman
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman
	BlackRock Financial Management, Inc.,New York, NY	Vice Chairman
	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman
	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman
	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman
	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman
	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman
	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Director
	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director
	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydeny, Australia	Director
	BlackRock International Holdings, Inc., New York, NY	Vice Chairman
	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman
	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman
	DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman
	SSRM Holdings, Inc., Boston, MA	Vice Chairman
Robert Doll, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director
	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director
	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Corporation US, Inc., San Fancisco, CA	Senior Managing Director
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Financial Management, Inc.,New York, NY	Senior Managing Director
	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Funding International, Ltd. Cayman Islands	Senior Managing Director
	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Holdco 2, Inc. Wilmington, DE	Senior Managing Director
	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Investment Management, LLC, Plainsboro, NJ	Senior Managing Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Senior Managing Director
	Portfolio Administration & Management Ltd., Cayman Islands	Director
	State Street Research & Management Company, Boston, MA	Senior Managing Director
	SSRM Holdings, Inc., Boston, MA	Senior Managing Director
Robert Fairbairn, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director
	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Corporation US, Inc., San Fancisco, CA	Senior Managing Director
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director
	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Funding International, Ltd. Cayman Islands	Senior Managing Director
	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director
	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Investment Management, LLC,Plainsboro, NJ	Senior Managing Director
	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Senior Managing Director
	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Senior Managing Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Senior Managing Director
	BlackRock UK 1 LP, London, England	Senior Managing Director
	State Street Research & Management Company, Boston, MA	Senior Managing Director
	SSRM Holdings, Inc., Boston, MA	Senior Managing Director
Bennett Golub, Senior Managing Director and Chief Risk Officer	BlackRock, Inc., New York, NY	Senior Managing Director and Chief Risk Officer
	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director and Chief Risk Officer
	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director and Chief Risk Officer
	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director and Chief Risk Officer
	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director and Chief Risk Officer

	BlackRock Corporation US, Inc., San Fancisco, CA	Senior Managing Director
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director and Chief Risk Officer
	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director and Chief Risk Officer
	BlackRock Funding International, Ltd. Cayman Islands	Senior Managing Director and Chief Risk Officer
	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director
	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director and Chief Risk Officer
	BlackRock Investment Management, LLC, Plainsboro, NJ	Senior Managing Director and Chief Risk Officer
	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Senior Managing Director and Chief Risk Officer
	BlackRock Portfolio Investments, LLC Wilmington, DE	Senior Managing Director and Chief Risk Officer
	SSRM Holdings, Inc. Boston, MA	Senior Managing Director and Chief Risk Officer
	State Street Research & Management Company,Boston, MA	Senior Managing Director and Chief Risk Officer
Richard Kushel, Senior Managing Director	BlackRock, Inc., New York, NY	Senior Managing Director
	BlackRock Advisors, LLC, Wilmington, DE	Senior Managing Director
	BlackRock Advisors Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Asset Management Deutschland AG, Munich, Germany	Chairman and Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Capital Management, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Corporation US, Inc., San Fancisco, CA	Senior Managing Director
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Senior Managing Director
	BlackRock Financial Management, Inc., New York, NY	Senior Managing Director
	BlackRock Fund Advisors, San Francisco, CA	Senior Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Senior Managing Director
	BlackRock Growth Partners, Inc., San Francisco, CA	Senior Managing Director

	BlackRock Holdco 5, LLC, Wilmington, DE	Director
	BlackRock International Holdings, Inc., New York, NY	Senior Managing Director
	BlackRock Investment Management, LLC, Plainsboro, NJ	Senior Managing Director
	BlackRock Japan Co., Ltd Tokyo, Japan	Director
	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Senior Managing Director
	BlackRock Portfolio Investments, LLC Wilmington, DE	Senior Managing Director
	SSRM Holdings, Inc. Boston, MA	Senior Managing Director
	State Street Research & Management Company, Boston, MA	Senior Managing Director
	BlackRock Advisors Singapore Pte. Ltd., Singapore	Director
	BlackRock Asset Management UK Limited, London, England	Chairman and Director
	BlackRock Group Limited, London, England	Chairman and Director
	BlackRock (Hong Kong) Limited, Hong Kong, SAR, China	Director
	BlackRock International Limited, Edinburgh, Scotland	Chairman and Director
	BlackRock Investment Management International Limited,London, England	Chairman and Director
	BlackRock Investment Management (Korea) Limited, Seoul, Korea	Director
	BlackRock Investment Management (Singapore) Limited, Singapore	Director
	BlackRock Investment Management (UK) Limited, London, England	Chairman and Director
	BlackRock (Taiwan) Limited, Taipei, Taiwan	Director
	DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director
	PSN Pty Ltd., Melbourne, Australia	Director
Amy Engel, Treasurer and Managing Director	BlackRock, Inc., New York, NY	Treasurer and Managing Director
	BAA Holdings, LLC, Wilmington, DE	Treasurer and Managing Director
	BlackRock Advisors, LLC, Wilmington, DE	Treasurer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Treasurer and Managing Director
	BlackRock Capital Holdings, Inc., Wilmington, DE	Treasurer and Managing Director
	BlackRock Capital Management, Inc., Wilmington, DE	Treasurer and Managing Director
	BlackRock Financial Management, Inc., New York, NY	Treasurer and Managing Director
	BlackRock Fund Advisors, San Francisco, CA	Treasurer and Managing Director
	BlackRock Funding International, Ltd. Cayman Islands	Treasurer and Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Treasurer and Managing Director
	BlackRock Holdco 2, Inc., Wilmington, DE	Treasurer and Managing Director
	BlackRock International Holdings, Inc., New York, NY	Treasurer and Managing Director
	BlackRock Investment Management, LLC, Plainsboro, NJ	Treasurer and Managing Director
	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Treasurer and Managing Director
	BlackRock Portfolio Investments, LLC Wilmington, DE	Treasurer and Managing Director
	SSRM Holdings, Inc. Boston, MA	Treasurer and Managing Director
	State Street Research & Management Company, Boston, MA	Treasurer and Managing Director
Blake Grossman, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman
	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman
	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman
	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman
	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman
	BlackRock Corporation US, Inc., San Fancisco, CA	Vice Chairman
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman
	BlackRock Financial Management, Inc., New York, NY	Vice Chairman
	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman
	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman
	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Chief Executive Officer, President, and Director
	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director
	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydney, Australia	Director
	BlackRock International Holdings, Inc., New York, NY	Vice Chairman
	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman
	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman
Kendrick Wilson, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman
	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman
	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman
	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman
	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman
	BlackRock Corporation US, Inc., San Fancisco, CA	Vice Chairman
	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman
	BlackRock Financial Management, Inc.,New York, NY	Vice Chairman
	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman
	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman
	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman
	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman
	BlackRock Holdco 2, Inc., Wilmington, DE	Vice Chairman
	BlackRock International Holdings, Inc., New York, NY	Vice Chairman
	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman
	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman
	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman
	SSRM Holdings, Inc. Boston, MA	Vice Chairman

State Street Research & Management Company, Boston, MA	Vice Chairman

2.

Bogle Investment Management, LP:

The sole business activity of Bogle Investment Management, LP (“Bogle”), 2310 Washington Street, Suite 310, Newton Lower Falls, MA 02462, is to serve as an investment adviser.  Bogle is registered under the Investment Advisers Act of 1940.

The directors and officers have not held any positions with other companies during the last two fiscal years.

3.

Schneider Capital Management Company:

The sole business activity of Schneider Capital Management Company (“Schneider”), 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087, is to serve as an investment adviser.  Schneider is registered under the Investment Advisers Act of 1940.

Information as to the directors and officers of Schneider is as follows:

	Name and Position with Schneider	Other Company	Position With Other Company

	Arnold C. Schneider, III President and Chief Investment Officer	Turnbridge Management Partners Corp.	President

	Steven J. Fellin Sr. Vice President, Chief Operating & Financial Officer Chief Compliance Officer	Turnbridge Management Partners Corp.	Vice President

4.

Robeco Investment Management , Inc.

The sole business activity of Robeco Investment Management, Inc.  (“RIM”), 909 Third Avenue, New York 10022, is to serve as an investment adviser.  RIM provides investment advisory services to the Robeco Boston Partners Funds and the Robeco Weiss, Peck, & Greer Funds.

RIM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles.  Information as to the directors and officers of Robeco Investment Management, Inc.  is as follows:

	Name and Position with RIM	Other Company	Position With Other Company

	Mark E. Donovan Senior Managing Director, Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc. Robeco Trust Company Saint Sebastian High School	Director Co-CEO, Director & Chairman of the Board Trustee

Joseph F. Feeney, Jr. Senior Managing Director, Co-Chief Executive Officer	Robeco US Holding, Inc. Robeco Trust Company	Director President, Co-CEO, Chief Investment Officer, Director & Vice Chairman of the Board

William George Butterly, III Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	Robeco Institutional Assets Management US Inc. Robeco Securities, L.L.C. Robeco Trust Company Sustainable Asset Management USA, Inc.	Chief Legal Officer, Chief Compliance Officer & Secretary Chief Legal Officer Chief Operating Officer, Secretary & Director Chief Legal Officer, Chief Compliance Officer & Secretary

Matthew J. Davis Senior Managing Director, Treasurer & Chief Financial Officer	Robeco Institutional Asset Management US Inc. Robeco Securities, L.L.C. Robeco Trust Company	President, Treasurer & Director Chief Legal Officer Chief Financial Officer, Treasurer & Director

Paul F. Healey Senior Managing Director & Director of Sales, Marketing & Client Service	Robeco Securities, L.L.C. Robeco Trust Company Mellon Capital Management Investment Committee of the New England Province of Jesuits	Chief Executive Officer Director of Sales & Relationship Management, & Director Executive Vice President Member, Former Chairman

Roderick Munsters Director	None	None

Leni M. Boeren Director	None	None

Hester Borrie Director	None	None

5.

Hilliard Lyons Research Advisors:

Hilliard Lyons Research Advisors is located at 500 West Jefferson Street, Louisville, Kentucky 40202.  Hilliard Lyons Research Advisors is a division of J.J.B. Hilliard, W.L. Lyons, LLC. (“Hilliard”).  Hilliard is registered under the Investment Advisers Act of 1940 and is also a registered broker-dealer.  Hilliard is owned by HL Financial Services, LLC which is owned by Houchens Industries, Inc. and by employees of Hilliard and its affiliates as well as a limited number of outside investors.

Information as to the directors and executive officers of Hilliard is as follows:

	Name and Position with Hilliard	Other Company	Position With Other Company

	James M. Rogers Executive Vice President, Chief Operating Officer and Director	Hilliard Lyons Trust Company, LLC Hilliard Lyons Capital Management, LLC	Director Director

	James R. Allen President, Chief Executive Officer and Director	Hilliard Lyons Trust Company, LLC Hilliard Lyons Capital Management, LLC HL Financial Services, LLC	Director Director Director

	Charles M. Grimley Executive Vice President and Chief Financial Officer	None	None

	Darryl Metzger Executive Vice President and Director	None	None

	John R. Bugh Executive Vice President and Director	Hilliard Lyons Capital Management, LLC	Director

	Carmella Miller Executive Vice President, Chief Administrative Officer and Director	Hilliard Lyons Trust Company, LLC Hilliard Lyons Capital Management, LLC	Director Director

6.

Bear Stearns Asset Management Inc.

Bear Stearns Asset Management Inc. (“BSAM”) serves as the investment adviser to the Bear Stearns CUFS MLP Mortgage Portfolio. BSAM is located at 245 Park Avenue, New York, New York 10167. BSAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. BSAM’s Form ADV is available on the SEC’s website.

Information as to the directors and officers of BSAM is as follows:

	Name and Position with BSAM	Other Company	Position With Other Company

Lawrence Unrein Director, Chairman of the Board, Chief Executive Officer, President

	Roger Baumann Director	Artisan Advisors LLC	CEO/Founder

	Gregory Quental Director	Domus	Director

Craig M. Sullivan Chief Financial Officer

	Dan List Chief Compliance Officer	None	None

7.

Matson Money, Inc. (formerly known as Abundance Technologies, Inc.):

The sole business activity of Matson Money, Inc. (“Matson Money”), 5955 Deerfield Blvd., Mason, OH 45040, is to serve as an investment adviser.  Matson Money is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Matson Money indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

	Name and Position with Matson Money, Inc.	Name of Other Company	Position With Other Company

	Mark E Matson President/CEO	Abundance Horizons LLC Keep It Tight Fitness, LLC	50% owner 50% owner

	Michelle Matson Vice President/ Secretary	None	None

8.	Marvin & Palmer Associates, Inc.:

The sole business activity of Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165, is to serve as an investment adviser. Marvin & Palmer Associates is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Marvin & Palmer Associates indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

	Name and Position with Marvin & Palmer Associates	Name of Other Company	Position With Other Company
	David F. Marvin Chairman & Chief Executive Officer Director	Cash Management Policy Board Office of the State Treasurer 820 Silver Lake Boulevard Suite 100 Dover, Delaware 19901	Board Member
Trustee
Wilmington University Board of Trustees 320 DuPont Highway New Castle, Delaware 19720

	Stanley Palmer Vice Chairman Director	None	None

	Todd D. Marvin President Director	Serviam Girls Academy P. O. Box 7907 Wilmington, Delaware 19803	Board Member

	David L. Schaen President Director	None	None

	Karen T. Buckley Chief Operating Officer Chief Financial Officer Director	None	None

	The Rt. Hon. Lord Moore, P.C. Director	None	None

Madelyn B. Smith Director	University of Puget Sound Endowment Committee 1500 North Warner Street Tacoma, Washington 98416
Committee Member
	Bellarmine Preparatory School Retirement Board 2300 S. Washington Tacoma, Washington 98405-1399	Trustee of Retirement Fund

9.	Sustainable Asset Management USA, Inc.

The sole business activity of Sustainable Asset Management USA, Inc. (“SAM USA”), 909 Third Avenue, New York 10022, is to serve as an investment adviser.

SAM USA is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of SAM USA is as follows:

	Name and Position with SAM USA	Name of Other Company	Position With Other Company
	Michael Baldinger CEO, Head of Clients & Distribution ; Director	SAM Group Holding AG	Head of Clients & Distribution, Member of the Executive Committee

	Leni Boeren Director	SAM Group Holding AG	Member of the Board of Directors

		Robeco Groep NV	Chief Operating Officer, Member of the Management Board

		Robeco Direct NV	Chairperson of Board of Directors

		Robeco Investment Management, Inc.	Chairperson of Board of Directors

Neil Johnson Director, Head of Americas

	Stefan Gordijn Treasurer	SAM Group Holding AG	Chief Operating Officer, Member of the Executive Committee

		Robeco Groep NV	Head of Alternative & Sustainable Investments; Member of Management Board
		Robeco Institutional Asset Management B.V.	Managing Director

William George Butterly, III Chief Legal Officer, Chief Compliance Officer & Secretary	Robeco Investment Management, Inc.	Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary

	Robeco Institutional Asset Management US Inc.	Chief Legal Officer & Chief Compliance Officer & Secretary
	Robeco Securities, L.L.C.	Chief Legal Officer
	Robeco Trust Company	Director, Chief Operating Officer & Secretary

10.	Perimeter Capital Management, LLC (“Perimeter”)

The principal business address of Perimeter is Six Concourse Parkway, Suite 3300, Atlanta, Georgia 30328.

Perimeter serves as the investment adviser for the Perimeter Small Cap Growth Fund. Perimeter is an investment adviser registered under the Investment Advisers Act of 1940. The information as to the directors and officers of Perimeter is as follows:

	Name and Position with Perimeter	Name of Other Company	Position With Other Company
	G. Bradley Ball Managing Partner and CEO Perimeter Capital Management	Perimeter Concourse Capital LLC	Member, Board of Directors

	Mark D. Garfinkel, CFA Managing Partner and CIO Perimeter Capital Management	Perimeter Concourse Capital LLC	Member, Board of Directors

	Christopher J. Paolella Managing Partner, Director of Marketing & Consultant Relations Perimeter Capital Management	Perimeter Concourse Capital LLC	Director of Marketing & Consultant Relations

	Adam C. Stewart, CFA Partner, Director of Trading and Chief Compliance Officer Perimeter Capital Management	Perimeter Concourse Capital LLC	Director of Trading & CCO

Theresa N. Benson Partner, Director of Third-Party Distribution & Consultant Relations Perimeter Capital Management	Perimeter Concourse Capital LLC	Director of Third-Party Distribution & Client Relations

11.	Simple Alternatives, LLC (“SA”)

The principal business address of SA is 90 Grove Street, Suite 205, Ridgefield, CT 06877.

SA serves as the investment adviser for the S1 Fund. SA is an investment adviser registered under the Investment Advisers Act of 1940. The information as to the directors and officers of SA is as follows:

	Name and Position with SA	Name of Other Company	Position With Other Company
	James K. Dilworth Partner, Chief Executive Officer	Dilworth Capital Management, LLC	President, Chief Compliance Officer
Dilworth Securities, Inc.

	Bruce MacDonald Partner, Chief Investment Officer	University of Virginia Investment Management Company (UVIMCO)	Chairman of the Investment Committee and Director of Asset Allocation & Risk

	Josh Kernan Partner, Chief Marketing Officer	Charles Schwab & Co., Inc	Director of Alternative Investments & Managed Accounts

	PJ Rossi Chief Operating Officer & CFO	TH Lee Putnum Ventures, LP	Director of Finance & Business Operations

	Lelia Long Chief Compliance Officer	Pemberwick Investment Advisors, LLC	Chief Compliance Officer

		Vigilant Compliance Services	Director

		The New Ireland Fund, Inc.	Treasurer

		Bank of Ireland Asset Management (U.S.) Limited	Director & Senior Vice President — Client Services

Item 32. Principal Underwriter

(a)               BNY Mellon Distributors Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of April 26, 2011, the Distributor acted as principal underwriter for the following investment companies:

Aston Funds

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Highland Funds II

The Industry Leaders Fund

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Funds, Inc.

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund, Inc.

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

The Torray Fund

(b)          The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc. Inc. a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position	Effective Date
John F. Fulgoney	Director	January 11, 2011
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
Dennis J. Westley	Director	March 4, 2008
Scott P. LaVasseur	Director	February 16, 2011

Officers

Name	Position	Effective Date
John F. Fulgoney	President and Chief Executive Officer	January 18, 2011
Bruno DiStefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007 Secretary and Clerk – May 29, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Felicia Antonio	Chief Compliance Officer	August 27, 2010
Jodi Jamison	Chief Legal Officer	April 11, 2007
Ellen C. Krause	Chief Risk Officer	March 26, 2009

Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John J. Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Vice President	February 16, 2011
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Kevin D. Peterson	Assistant Treasurer – Tax	July 1, 2010
Gary E. Abbs	Assistant Treasurer – Tax	July 1, 2010
Joanne S. Huber	Assistant Treasurer – Tax	July 1, 2010
Barbara J. Parrish	Assistant Secretary	July 1, 2010
Mary Lou Olinski	Assistant Secretary	July 1, 2010
Cristina Rice	Assistant Secretary	July 1, 2010

(c)       Not Applicable.

Item 33. LOCATION OF ACCOUNTS AND RECORDS

(1)	PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2)	BNY Mellon Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as principal underwriter).

(3)

BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4)

BNY Mellon Investment Servicing (US) Inc., Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5)

BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as administrator and accounting agent and Registrant’s Articles of Incorporation, By-Laws and Minute books).

(6)	Robeco Investment Management, Inc. (formerly Boston Partners Asset Management, L.L.C.), 909 Third Avenue, 32nd floor, New York, New York 10022 (records relating to its function as investment adviser).

(7)	Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(8)	Bogle Investment Management, L.P., 2310 Washington Street, Suite 310, Newton Lower Falls, Massachusetts 02462 (records relating to its function as investment adviser).

(9)	Robeco Investment Management, Inc. (formerly Weiss, Peck & Greer Investments), 909 Third Avenue, 32nd floor, New York, New York 10022 (records relating to its function as investment adviser).

(10)	Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons, Inc., 500 West Jefferson Street, Louisville, Kentucky 40202 (records relating to its function as investment adviser).

(11)	Bear Stearns & Co. Inc., 245 Park Avenue, New York, New York 10167 (records relating to its function as investment adviser).

(12)	Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165 (records relating to its function as investment adviser).

(13)	Matson Money, Inc. (formerly Abundance Technologies, Inc.), 5955 Deerfield Blvd., Mason, OH 45040 (records relating to its function as investment adviser).

(14)	Sustainable Asset Management USA, Inc., 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

(15)	Perimeter Capital Management, LLC, Five Concourse Parkway Suite 2725 Atlanta, GA 30328 (records relating to its function as investment adviser).

(16)	Simple Alternatives, LLC, 25 Burtis Avenue, New Canaan, CT 06840 (records relating to its function as investment adviser).

Item 34. MANAGEMENT SERVICES

None.

Item 35. UNDERTAKINGS

(a)          Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b)        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective  Amendment No. 142 to its  Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 14th day of October, 2011.

THE RBB FUND, INC.

By:	/s/ Salvatore Faia
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Salvatore Faia	President (Principal Executive Officer) and Chief Compliance Officer	October 14, 2011
Salvatore Faia

/s/ Joel L. Weiss	Treasurer (Chief Financial Officer)	October 14, 2011
Joel L. Weiss

*J. Richard Carnall	Director	October 14, 2011
J. Richard Carnall

*Francis J. McKay	Director	October 14, 2011
Francis J. McKay

*Marvin E. Sternberg	Director	October 14, 2011
Marvin E. Sternberg

*Julian A. Brodsky	Director	October 14, 2011
Julian A. Brodsky

*Arnold M. Reichman	Director	October 14, 2011
Arnold M. Reichman

*Robert Sablowsky	Director	October 14, 2011
Robert Sablowsky

*Robert Straniere	Director	October 14, 2011
Robert Straniere

*Nicholas A. Giordano	Director	October 14, 2011
Nicholas A. Giordano

*By: /s/ Salvatore Faia		October 14, 2011
Salvatore Faia
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Julian A. Brodsky
Julian A. Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ J. Richard Carnall
J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Francis J. McKay
Francis J. McKay

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Marvin E. Sternberg
Marvin E. Sternberg

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Straniere, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Robert Straniere
Robert Straniere

PEA 142

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

(a)(60)	Articles Supplementary of Registrant (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund)

(d)(42)	Form of Investment Advisory Agreement (Robeco Boston Partners Global Equity Fund)

(d)(43)	Form of Investment Advisory Agreement (Robeco Boston Partners International Equity Fund)

(d)(44)	Form of Contractual Fee Waiver Agreement (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund)

(l)(24)	Form of Purchase Agreement (Robeco Boston Partners Global Equity Fund)

(l)(25)	Form of Purchase Agreement (Robeco Boston Partners International Equity Fund)

(m)(19)	Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners Global Equity Fund — Investor Class)

(m)(20)	Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners International Equity Fund — Investor Class)